UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Small Cap Enhanced Index Fund

May 31, 2016

SCE-QTLY-0716
1.870936.108

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 3.4%
American Axle & Manufacturing Holdings, Inc. (a)	208,962	$3,483,397
Cooper Tire & Rubber Co.	107,631	3,458,184
Cooper-Standard Holding, Inc. (a)	39,307	3,378,437
Dana Holding Corp.	291,113	3,499,178
Drew Industries, Inc.	6,223	481,411
Gentherm, Inc. (a)	2,093	76,562
Metaldyne Performance Group, Inc.	35,535	579,221
Modine Manufacturing Co. (a)	238	2,380
Stoneridge, Inc. (a)	8,048	132,068
Superior Industries International, Inc.	8,232	223,416
Tenneco, Inc. (a)	73,346	3,940,147
Tower International, Inc.	9,609	208,227
		19,462,628
Diversified Consumer Services - 0.5%
American Public Education, Inc. (a)	1,841	52,027
Capella Education Co.	22,766	1,194,532
DeVry, Inc.	33,778	611,382
Grand Canyon Education, Inc. (a)	3,501	146,202
K12, Inc. (a)	85,770	1,018,090
		3,022,233
Hotels, Restaurants & Leisure - 2.0%
BJ's Restaurants, Inc. (a)	8,074	361,715
Bloomin' Brands, Inc.	116,667	2,222,506
Boyd Gaming Corp. (a)	105,581	1,996,537
Eldorado Resorts, Inc. (a)	6,559	97,729
Interval Leisure Group, Inc.	45,282	650,250
Isle of Capri Casinos, Inc. (a)	200,327	3,183,196
Marriott Vacations Worldwide Corp.	38,031	2,304,679
Pinnacle Entertainment, Inc.	34,491	388,369
		11,204,981
Household Durables - 1.2%
Bassett Furniture Industries, Inc.	10,712	298,972
CSS Industries, Inc.	849	22,702
Ethan Allen Interiors, Inc.	24,097	813,756
Flexsteel Industries, Inc.	47,058	1,924,672
iRobot Corp. (a)(b)	11,912	458,612
La-Z-Boy, Inc.	111,742	2,958,928
Zagg, Inc. (a)	21,496	104,041
		6,581,683
Leisure Products - 1.6%
Brunswick Corp.	60,339	2,888,428
Nautilus, Inc. (a)	135,005	2,785,153
Smith & Wesson Holding Corp. (a)(b)	133,370	3,250,227
Sturm, Ruger & Co., Inc. (b)	671	44,440
		8,968,248
Media - 0.8%
A.H. Belo Corp. Class A	12,118	61,923
DreamWorks Animation SKG, Inc. Class A (a)	11,633	468,112
Gray Television, Inc. (a)	44,993	531,817
Media General, Inc. (a)	484	8,635
Meredith Corp.	8,086	400,257
New Media Investment Group, Inc.	13,118	228,647
Saga Communications, Inc. Class A	896	37,068
Sinclair Broadcast Group, Inc. Class A	97,230	3,075,385
The McClatchy Co. Class A (a)(b)	53,866	58,175
		4,870,019
Multiline Retail - 0.7%
Big Lots, Inc. (b)	76,684	4,010,573
Specialty Retail - 2.7%
American Eagle Outfitters, Inc.	247,341	3,868,413
Asbury Automotive Group, Inc. (a)	2,501	140,306
Big 5 Sporting Goods Corp.	115,792	970,337
Caleres, Inc.	72,882	1,782,694
Express, Inc. (a)(b)	138,159	2,008,832
Francesca's Holdings Corp. (a)	48,781	508,298
Group 1 Automotive, Inc.	23,962	1,489,957
Rent-A-Center, Inc. (b)	165,366	2,177,870
Shoe Carnival, Inc.	46,946	1,093,842
The Cato Corp. Class A (sub. vtg.)	12,658	479,105
The Children's Place Retail Stores, Inc. (b)	9,509	670,194
		15,189,848
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp. (a)(b)	7,038	370,128
Movado Group, Inc.	88,890	1,824,023
Perry Ellis International, Inc. (a)	72	1,394
Unifi, Inc. (a)	43,529	1,093,884
		3,289,429

TOTAL CONSUMER DISCRETIONARY		76,599,642

CONSUMER STAPLES - 5.0%
Beverages - 0.1%
National Beverage Corp. (a)	15,187	790,939
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	5,876	706,354
Ingles Markets, Inc. Class A	51,190	1,908,363
SpartanNash Co.	83,375	2,477,071
United Natural Foods, Inc. (a)	96,997	3,614,108
Weis Markets, Inc.	1,853	92,965
		8,798,861
Food Products - 1.7%
Dean Foods Co. (b)	130,896	2,392,779
Fresh Del Monte Produce, Inc.	27,068	1,417,551
Lancaster Colony Corp.	4,843	587,117
Omega Protein Corp. (a)	129,270	2,551,790
Post Holdings, Inc. (a)(b)	23,346	1,774,529
Sanderson Farms, Inc.	3,199	286,982
Seaboard Corp. (a)	146	440,920
Seneca Foods Corp. Class A (a)	7,227	225,627
		9,677,295
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	77,978	1,421,539
WD-40 Co.	12,205	1,359,271
		2,780,810
Personal Products - 0.6%
Natural Health Trends Corp. (b)	54,610	1,630,109
Nutraceutical International Corp. (a)	3,821	90,519
USANA Health Sciences, Inc. (a)(b)	11,878	1,433,081
		3,153,709
Tobacco - 0.5%
Universal Corp.	53,745	2,939,852

TOTAL CONSUMER STAPLES		28,141,466

ENERGY - 3.5%
Energy Equipment & Services - 1.7%
Archrock, Inc. (a)	37,553	286,529
Atwood Oceanics, Inc. (b)	287,133	3,063,709
Bristow Group, Inc.	14,698	197,100
Dril-Quip, Inc. (a)	47,164	2,878,419
Exterran Corp. (a)	3,914	49,042
Gulf Island Fabrication, Inc.	786	5,439
Matrix Service Co. (a)	116,588	1,931,863
McDermott International, Inc. (a)(b)	266,886	1,267,709
Natural Gas Services Group, Inc. (a)	1,628	33,000
PHI, Inc. (non-vtg.) (a)	9,060	154,926
		9,867,736
Oil, Gas & Consumable Fuels - 1.8%
Adams Resources & Energy, Inc.	601	23,313
DHT Holdings, Inc.	560,182	3,058,594
Navios Maritime Acquisition Corp. (b)	13,762	25,597
Parsley Energy, Inc. Class A (a)	79,069	2,061,329
Renewable Energy Group, Inc. (a)	9,229	84,999
Rex American Resources Corp. (a)(b)	24,150	1,410,843
Scorpio Tankers, Inc.	27,683	162,776
Synergy Resources Corp. (a)	12,267	74,093
Western Refining, Inc. (b)	152,981	3,249,316
		10,150,860

TOTAL ENERGY		20,018,596

FINANCIALS - 24.3%
Banks - 6.9%
Arrow Financial Corp.	1,149	33,390
BancFirst Corp.	12,397	777,540
Banco Latinoamericano de Comercio Exterior SA Series E	12,984	346,413
BancorpSouth, Inc.	8,236	196,758
Bank of the Ozarks, Inc. (b)	10,480	407,777
Banner Corp.	6,097	271,256
BB&T Corp.	83,273	3,028,639
Brookline Bancorp, Inc., Delaware	9,006	104,740
Centerstate Banks of Florida, Inc.	9,777	154,672
Chemical Financial Corp.	50,509	1,990,055
Community Trust Bancorp, Inc.	3,366	121,445
Fidelity Southern Corp.	21,774	356,223
First Bancorp, North Carolina	4,698	92,692
First Bancorp, Puerto Rico (a)(b)	175,438	738,594
First Busey Corp.	10,361	229,911
First Citizen Bancshares, Inc.	201	52,071
First Interstate Bancsystem, Inc.	41,135	1,191,681
First Merchants Corp.	5,679	147,143
First Midwest Bancorp, Inc., Delaware	25,463	476,158
First NBC Bank Holding Co. (a)	12,600	235,242
FirstMerit Corp.	28,313	642,139
Fulton Financial Corp.	266,127	3,792,310
Great Southern Bancorp, Inc.	16,424	644,314
Great Western Bancorp, Inc.	58,664	1,995,749
Guaranty Bancorp	18,100	289,600
Heritage Commerce Corp.	5,031	54,134
Hilltop Holdings, Inc. (a)	123,200	2,518,208
IBERIABANK Corp.	13,718	850,516
International Bancshares Corp.	26,753	750,154
Investors Bancorp, Inc.	97,300	1,164,681
LegacyTexas Financial Group, Inc.	13,691	368,562
MainSource Financial Group, Inc.	3,178	71,759
Merchants Bancshares, Inc.	18,218	555,831
Opus Bank	41,046	1,545,792
Peapack-Gladstone Financial Corp.	3,367	64,007
People's Utah Bancorp	762	13,068
Preferred Bank, Los Angeles	2,500	82,300
PrivateBancorp, Inc.	95,604	4,240,037
Stonegate Bank	2,039	65,166
UMB Financial Corp.	12,057	693,880
Umpqua Holdings Corp.	225,127	3,599,781
Univest Corp. of Pennsylvania	3,780	76,318
Washington Trust Bancorp, Inc.	7,078	271,229
Western Alliance Bancorp. (a)	9,739	367,160
Wintrust Financial Corp.	68,167	3,631,256
		39,300,351
Capital Markets - 1.9%
Diamond Hill Investment Group, Inc.	3,637	655,606
Financial Engines, Inc. (b)	119,211	3,294,992
GAMCO Investors, Inc. Class A	2,156	79,061
HFF, Inc.	9,736	313,499
INTL FCStone, Inc. (a)	84,992	2,370,427
KCG Holdings, Inc. Class A (a)	35,085	493,646
Manning & Napier, Inc. Class A	13,456	126,756
OM Asset Management Ltd.	11,459	173,948
Oppenheimer Holdings, Inc. Class A (non-vtg.)	15,561	244,930
Piper Jaffray Companies (a)	69,246	2,924,259
Vector Capital Corp. rights (a)	8,300	0
		10,677,124
Consumer Finance - 0.8%
Enova International, Inc. (a)	72,867	530,472
Nelnet, Inc. Class A	81,489	2,989,017
Regional Management Corp. (a)	8,836	150,831
World Acceptance Corp. (a)(b)	15,704	685,951
		4,356,271
Diversified Financial Services - 0.1%
Gain Capital Holdings, Inc.	50,189	347,308
Marlin Business Services Corp.	34,086	516,744
		864,052
Insurance - 3.1%
Amerisafe, Inc.	22,699	1,378,510
eHealth, Inc. (a)	8,786	121,423
EMC Insurance Group	5,149	137,581
Employers Holdings, Inc.	44,577	1,330,623
Federated National Holding Co.	99,530	2,147,857
HCI Group, Inc.	39,123	1,242,155
Heritage Insurance Holdings, Inc.	117,829	1,550,630
Horace Mann Educators Corp.	56,585	1,927,285
National General Holdings Corp.	18,426	381,971
Selective Insurance Group, Inc.	98,965	3,676,550
Stewart Information Services Corp.	1,400	52,108
United Fire Group, Inc.	2,149	88,474
United Insurance Holdings Corp.	97,658	1,714,874
Universal Insurance Holdings, Inc. (b)	106,178	2,064,100
		17,814,141
Real Estate Investment Trusts - 8.3%
Acadia Realty Trust (SBI)	33,563	1,137,786
Anworth Mortgage Asset Corp.	143,417	664,021
Apollo Commercial Real Estate Finance, Inc. (b)	149,884	2,429,620
Ashford Hospitality Trust, Inc.	133,342	670,710
Capstead Mortgage Corp.	258,089	2,493,140
Chesapeake Lodging Trust	6,072	144,756
Colony Financial, Inc.	75,116	1,376,125
Coresite Realty Corp.	46,931	3,559,716
CubeSmart	70,556	2,246,503
DCT Industrial Trust, Inc.	7,541	325,243
Extra Space Storage, Inc.	32,051	2,979,781
First Industrial Realty Trust, Inc.	5,844	144,697
Gyrodyne LLC (a)	340	10,812
InfraReit, Inc.	37,164	638,106
LaSalle Hotel Properties (SBI) (b)	61,475	1,420,687
LTC Properties, Inc.	2,476	115,431
MFA Financial, Inc.	413,248	2,979,518
New Residential Investment Corp.	209,508	2,845,119
PS Business Parks, Inc.	34,721	3,428,004
Redwood Trust, Inc.	10,400	148,200
RLJ Lodging Trust	185,202	3,794,789
Ryman Hospitality Properties, Inc.	69,537	3,411,485
Sovran Self Storage, Inc.	36,378	3,938,646
Summit Hotel Properties, Inc.	9,324	109,091
Sunstone Hotel Investors, Inc.	149,076	1,794,875
The GEO Group, Inc.	104,264	3,467,821
Xenia Hotels & Resorts, Inc.	62,572	1,008,661
		47,283,343
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)(b)	64,888	1,812,322
Marcus & Millichap, Inc. (a)	27,846	707,845
RE/MAX Holdings, Inc.	5,765	232,848
The RMR Group, Inc. (a)	7,796	231,073
		2,984,088
Thrifts & Mortgage Finance - 2.7%
BofI Holding, Inc. (a)(b)	167,706	3,147,842
Dime Community Bancshares, Inc.	54,675	1,003,833
Essent Group Ltd. (a)	105,010	2,295,519
EverBank Financial Corp.	32,539	498,497
First Defiance Financial Corp.	7,369	297,487
Hingham Institution for Savings	918	122,911
Northwest Bancshares, Inc.	220,607	3,267,190
Radian Group, Inc.	80,354	997,193
Walker & Dunlop, Inc. (a)	55,580	1,335,587
Waterstone Financial, Inc.	20,438	295,942
WSFS Financial Corp.	56,488	2,003,629
		15,265,630

TOTAL FINANCIALS		138,545,000

HEALTH CARE - 15.8%
Biotechnology - 3.2%
ACADIA Pharmaceuticals, Inc. (a)(b)	20,376	721,922
Acceleron Pharma, Inc. (a)	260	8,895
Achillion Pharmaceuticals, Inc. (a)(b)	15,118	141,353
Acorda Therapeutics, Inc. (a)	25,219	717,481
Aduro Biotech, Inc. (a)	9,458	116,239
Alexion Pharmaceuticals, Inc. (a)	2,737	413,013
AMAG Pharmaceuticals, Inc. (a)(b)	26,452	567,131
Anacor Pharmaceuticals, Inc. (a)(b)	8,112	805,522
Applied Genetic Technologies Corp. (a)	22,998	395,566
ARIAD Pharmaceuticals, Inc. (a)(b)	22,679	200,709
Biospecifics Technologies Corp. (a)	3,927	147,380
Cepheid, Inc. (a)	34,215	958,362
Concert Pharmaceuticals, Inc. (a)	20,999	279,497
Cytokinetics, Inc. (a)(b)	12,425	101,264
CytomX Therapeutics, Inc. (a)	1,214	13,111
Dyax Corp. rights 12/31/19 (a)	29,085	69,222
Emergent BioSolutions, Inc. (a)(b)	18,955	831,745
Enanta Pharmaceuticals, Inc. (a)	14,048	344,597
Exelixis, Inc. (a)	65,268	423,589
FibroGen, Inc. (a)	31,030	579,020
Five Prime Therapeutics, Inc. (a)	15,954	729,417
Genomic Health, Inc. (a)	16,843	451,392
Halozyme Therapeutics, Inc. (a)(b)	7,953	80,007
Ironwood Pharmaceuticals, Inc. Class A (a)	19,312	241,207
Kite Pharma, Inc. (a)(b)	5,000	256,250
Lexicon Pharmaceuticals, Inc. (a)(b)	37,096	527,134
Ligand Pharmaceuticals, Inc. Class B (a)(b)	8,743	1,045,575
Loxo Oncology, Inc. (a)	5,365	144,855
MiMedx Group, Inc. (a)(b)	74,914	589,573
Myriad Genetics, Inc. (a)	31,545	1,069,060
Neurocrine Biosciences, Inc. (a)	23,101	1,146,965
NewLink Genetics Corp. (a)	2,153	25,255
Novavax, Inc. (a)(b)	42,099	256,383
Ophthotech Corp. (a)(b)	2,544	136,613
PDL BioPharma, Inc.	146,482	525,870
Pfenex, Inc. (a)	13,460	93,682
Portola Pharmaceuticals, Inc. (a)(b)	6,412	176,202
Prothena Corp. PLC (a)(b)	5,288	256,680
Repligen Corp. (a)(b)	21,327	510,995
Retrophin, Inc. (a)	30,617	544,370
Rigel Pharmaceuticals, Inc. (a)	106,991	276,037
Sarepta Therapeutics, Inc. (a)	1,792	37,507
TESARO, Inc. (a)(b)	1,392	64,450
Tobira Therapeutics, Inc. (a)	8,463	78,283
Ultragenyx Pharmaceutical, Inc. (a)	8,844	646,496
Vanda Pharmaceuticals, Inc. (a)	49,422	513,989
Voyager Therapeutics, Inc. (a)(b)	1,145	15,893
		18,275,758
Health Care Equipment & Supplies - 4.3%
Anika Therapeutics, Inc. (a)	4,037	191,031
Cantel Medical Corp.	52,676	3,499,267
Exactech, Inc. (a)	20,616	508,803
Globus Medical, Inc. (a)	33,098	802,296
Greatbatch, Inc. (a)	59,666	1,883,059
Halyard Health, Inc. (a)	9,767	303,656
ICU Medical, Inc. (a)	12,691	1,319,737
Inogen, Inc. (a)(b)	26,410	1,260,813
LivaNova PLC (a)(b)	55,436	2,705,831
Masimo Corp. (a)	75,881	3,774,321
Meridian Bioscience, Inc.	28,403	553,290
Merit Medical Systems, Inc. (a)	102,709	1,927,848
Natus Medical, Inc. (a)	41,402	1,338,527
NuVasive, Inc. (a)	1,195	64,972
OraSure Technologies, Inc. (a)	10,517	80,771
Orthofix International NV (a)	11,559	511,255
Steris PLC	12,868	893,425
SurModics, Inc. (a)	33,814	745,261
Vascular Solutions, Inc. (a)	7,852	299,083
West Pharmaceutical Services, Inc.	25,118	1,885,859
		24,549,105
Health Care Providers & Services - 5.7%
Air Methods Corp. (a)	7,590	257,073
Alliance Healthcare Services, Inc. (a)	60,188	436,363
AMN Healthcare Services, Inc. (a)	7,732	288,713
AmSurg Corp. (a)(b)	13,150	983,489
BioTelemetry, Inc. (a)	3,824	66,614
Centene Corp. (a)	47,755	2,977,524
Chemed Corp.	25,925	3,380,879
Corvel Corp. (a)	21,130	1,017,198
HealthSouth Corp.	16,410	661,651
Magellan Health Services, Inc. (a)	51,384	3,404,190
Molina Healthcare, Inc. (a)	73,609	3,564,884
National Healthcare Corp.	12,606	780,690
Owens & Minor, Inc.	38,339	1,429,661
PharMerica Corp. (a)	86,065	2,286,747
Select Medical Holdings Corp. (a)(b)	84,128	1,065,902
Surgical Care Affiliates, Inc. (a)	68,563	3,069,566
Team Health Holdings, Inc. (a)(b)	16,854	808,486
Triple-S Management Corp. (a)(b)	70,389	1,617,539
Wellcare Health Plans, Inc. (a)	45,204	4,584,583
		32,681,752
Health Care Technology - 1.0%
Computer Programs & Systems, Inc. (b)	3,314	137,034
HMS Holdings Corp. (a)	56,169	928,193
Omnicell, Inc. (a)	61,547	1,991,045
Quality Systems, Inc.	209,192	2,658,830
		5,715,102
Life Sciences Tools & Services - 0.7%
Cambrex Corp. (a)	17,537	857,735
INC Research Holdings, Inc. Class A (a)	11,311	492,142
Luminex Corp. (a)(b)	28,623	589,348
PAREXEL International Corp. (a)	22,726	1,429,238
PRA Health Sciences, Inc. (a)	13,464	635,905
		4,004,368
Pharmaceuticals - 0.9%
Catalent, Inc. (a)	18,661	524,747
DepoMed, Inc. (a)(b)	6,181	126,278
Impax Laboratories, Inc. (a)	28,615	977,202
Innoviva, Inc.	3,430	38,690
Intra-Cellular Therapies, Inc. (a)	300	11,610
Lannett Co., Inc. (a)(b)	20,756	506,239
Nektar Therapeutics (a)(b)	25,654	396,098
Pacira Pharmaceuticals, Inc. (a)(b)	6,075	282,548
Prestige Brands Holdings, Inc. (a)	18,830	1,017,573
Sucampo Pharmaceuticals, Inc. Class A (a)	31,422	369,523
The Medicines Company (a)(b)	14,716	553,469
TherapeuticsMD, Inc. (a)(b)	3,310	29,591
		4,833,568

TOTAL HEALTH CARE		90,059,653

INDUSTRIALS - 11.4%
Aerospace & Defense - 2.2%
Astronics Corp. (a)	68,121	2,622,659
Astronics Corp. Class B	8,594	329,322
Curtiss-Wright Corp.	44,361	3,691,722
KLX, Inc. (a)	10,391	341,760
Mercury Systems, Inc. (a)	51,514	1,094,673
Moog, Inc. Class A (a)	68,354	3,686,331
Teledyne Technologies, Inc. (a)	8,955	878,754
		12,645,221
Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings, Inc. (a)	10,827	474,656
Park-Ohio Holdings Corp.	1,259	38,462
		513,118
Airlines - 1.2%
Allegiant Travel Co.	7,072	983,149
Hawaiian Holdings, Inc. (a)	81,936	3,315,131
JetBlue Airways Corp. (a)	156,902	2,813,253
		7,111,533
Building Products - 0.6%
American Woodmark Corp. (a)	23,487	1,896,810
Insteel Industries, Inc.	9,242	256,188
Ply Gem Holdings, Inc. (a)	14,784	222,351
Universal Forest Products, Inc.	11,742	985,623
		3,360,972
Commercial Services & Supplies - 2.3%
ACCO Brands Corp. (a)	7,189	71,459
ARC Document Solutions, Inc. (a)	22,816	96,740
Deluxe Corp.	64,056	4,171,967
Ennis, Inc.	9,221	168,375
G&K Services, Inc. Class A	2,301	172,483
Herman Miller, Inc.	52,191	1,652,367
Kimball International, Inc. Class B	123,412	1,443,920
Knoll, Inc.	20,234	502,208
Quad/Graphics, Inc.	3,443	66,140
Steelcase, Inc. Class A	65,195	1,040,512
Tetra Tech, Inc.	865	26,469
UniFirst Corp.	28,971	3,351,076
West Corp.	13,647	287,952
		13,051,668
Construction & Engineering - 0.6%
Argan, Inc.	82,737	2,870,974
EMCOR Group, Inc.	7,192	341,980
		3,212,954
Electrical Equipment - 0.2%
Allied Motion Technologies, Inc.	9,832	223,973
EnerSys	11,934	717,472
		941,445
Machinery - 1.7%
Alamo Group, Inc.	15,897	979,891
CLARCOR, Inc.	2,215	131,350
Federal Signal Corp.	32,301	420,236
Global Brass & Copper Holdings, Inc.	31,609	862,610
Greenbrier Companies, Inc. (b)	42,443	1,218,114
Hurco Companies, Inc.	15,067	485,609
Hyster-Yale Materials Handling Class A	20,337	1,246,861
Kadant, Inc.	19,690	979,774
Wabash National Corp. (a)(b)	233,661	3,313,313
		9,637,758
Marine - 0.5%
Matson, Inc.	91,104	3,036,496
Professional Services - 1.8%
Barrett Business Services, Inc.	215	8,032
Huron Consulting Group, Inc. (a)	1,327	77,683
ICF International, Inc. (a)	1,154	47,060
Insperity, Inc.	47,272	3,402,166
Kforce, Inc.	16,225	303,408
Korn/Ferry International	83,659	2,413,562
Resources Connection, Inc.	89,690	1,397,370
RPX Corp. (a)	259,023	2,603,181
TriNet Group, Inc.(a)	803	16,180
TrueBlue, Inc. (a)	5,773	114,363
		10,383,005
Road & Rail - 0.2%
ArcBest Corp.	57,145	984,608
Roadrunner Transportation Systems, Inc. (a)	11,302	90,981
		1,075,589

TOTAL INDUSTRIALS		64,969,759

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.2%
Bel Fuse, Inc. Class B (non-vtg.)	2,381	43,048
Black Box Corp.	23,035	289,089
Communications Systems, Inc.	7,450	50,511
Comtech Telecommunications Corp.	30,355	699,379
Digi International, Inc. (a)	36,439	402,287
Infinera Corp. (a)	41,687	546,517
Ixia (a)	24,518	249,103
NETGEAR, Inc. (a)	60,649	2,729,205
Plantronics, Inc.	40,103	1,785,386
		6,794,525
Electronic Equipment & Components - 5.6%
Anixter International, Inc. (a)	11,076	666,775
Benchmark Electronics, Inc. (a)	150,673	3,123,451
Coherent, Inc. (a)	33,000	3,122,460
Fabrinet (a)	2,932	104,086
FEI Co.	8,389	901,398
Insight Enterprises, Inc. (a)	15,439	419,014
KEMET Corp. (a)	9,724	26,158
Kimball Electronics, Inc. (a)	112,594	1,268,934
Methode Electronics, Inc. Class A	89,367	2,637,220
PC Connection, Inc.	7,357	169,137
Plexus Corp. (a)	22,751	999,224
QLogic Corp. (a)	246,447	3,415,755
Sanmina Corp. (a)	142,837	3,826,603
ScanSource, Inc. (a)	75,884	2,912,428
SYNNEX Corp.	43,012	3,918,393
Tech Data Corp. (a)	53,157	4,017,074
Vishay Intertechnology, Inc.	11,682	151,399
		31,679,509
Internet Software & Services - 1.3%
Bankrate, Inc. (a)	20,262	184,182
EarthLink Holdings Corp.	127,821	838,506
Global Sources Ltd. (a)(b)	57,052	490,647
j2 Global, Inc.	30,812	2,063,480
RetailMeNot, Inc. (a)	187,912	1,356,725
United Online, Inc. (a)	50,782	555,047
WebMD Health Corp. (a)(b)	26,427	1,737,575
		7,226,162
IT Services - 3.4%
CACI International, Inc. Class A (a)	8,743	881,032
Cardtronics, Inc. (a)(b)	50,670	1,990,824
Computer Task Group, Inc.	9,179	48,557
CSG Systems International, Inc.	70,643	3,003,034
EVERTEC, Inc.	19,063	291,855
ExlService Holdings, Inc. (a)	12,868	666,562
Global Payments, Inc.	4,054	314,955
Hackett Group, Inc.	13,046	190,733
Higher One Holdings, Inc. (a)	47,485	178,544
Jack Henry & Associates, Inc.	31,297	2,642,406
ManTech International Corp. Class A	2,987	107,323
Maximus, Inc.	23,104	1,331,946
NCI, Inc. Class A	18,628	240,860
Neustar, Inc. Class A (a)(b)	123,279	2,903,220
Science Applications International Corp.	12,239	667,882
Sykes Enterprises, Inc. (a)	79,619	2,374,239
Syntel, Inc. (a)	28,310	1,304,525
		19,138,497
Semiconductors & Semiconductor Equipment - 3.6%
Cabot Microelectronics Corp.	63,057	2,720,279
Cirrus Logic, Inc. (a)	99,360	3,576,960
Fairchild Semiconductor International, Inc. (a)	7,773	154,450
Integrated Device Technology, Inc. (a)	16,841	393,237
IXYS Corp.	65,121	710,470
MaxLinear, Inc. Class A (a)	25,446	527,241
MKS Instruments, Inc.	93,204	3,819,500
NeoPhotonics Corp. (a)	198,943	1,792,476
Photronics, Inc. (a)	260,110	2,497,056
Rudolph Technologies, Inc. (a)	23,146	337,932
Silicon Laboratories, Inc. (a)	4,661	231,885
Synaptics, Inc. (a)	3,844	260,739
Tessera Technologies, Inc.	112,876	3,642,509
		20,664,734
Software - 2.5%
Aspen Technology, Inc. (a)	98,563	3,757,222
Fleetmatics Group PLC (a)(b)	12,389	506,710
Manhattan Associates, Inc. (a)	25,343	1,670,864
Mentor Graphics Corp.	39,873	854,877
MicroStrategy, Inc. Class A (a)	9,662	1,802,349
Monotype Imaging Holdings, Inc.	33,693	804,589
Pegasystems, Inc.	18,788	495,440
Progress Software Corp. (a)	68,840	1,812,557
QAD, Inc. Class B	4,123	65,432
RealPage, Inc. (a)	2,940	63,945
Synchronoss Technologies, Inc. (a)	47,074	1,660,300
Verint Systems, Inc. (a)	31,020	1,023,350
		14,517,635
Technology Hardware, Storage & Peripherals - 0.3%
Super Micro Computer, Inc. (a)(b)	77,789	2,041,183

TOTAL INFORMATION TECHNOLOGY		102,062,245

MATERIALS - 3.1%
Chemicals - 1.3%
Chase Corp.	113	6,638
FutureFuel Corp.	139,532	1,552,991
Innophos Holdings, Inc.	15,572	597,030
Innospec, Inc.	2,217	107,658
Minerals Technologies, Inc.	33,082	1,905,523
Stepan Co.	1,363	78,631
Trinseo SA (a)	68,187	3,210,926
		7,459,397
Containers & Packaging - 0.2%
AEP Industries, Inc.	22,879	1,372,969
Metals & Mining - 1.1%
Commercial Metals Co.	149,133	2,560,614
Hecla Mining Co.	466,244	1,892,951
Kaiser Aluminum Corp.	2,459	210,761
Worthington Industries, Inc.	37,676	1,407,575
		6,071,901
Paper & Forest Products - 0.5%
Neenah Paper, Inc.	638	44,271
Schweitzer-Mauduit International, Inc.	77,965	2,681,996
		2,726,267

TOTAL MATERIALS		17,630,534

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.3%
Atlantic Tele-Network, Inc.	23,561	1,755,059
General Communications, Inc. Class A (a)	4,087	63,716
IDT Corp. Class B	74,408	1,106,447
Inteliquent, Inc.	170,940	2,858,117
Vonage Holdings Corp. (a)	382,412	1,762,919
		7,546,258
Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	18,280	584,777
Spok Holdings, Inc.	20,153	353,484
		938,261

TOTAL TELECOMMUNICATION SERVICES		8,484,519

UTILITIES - 2.6%
Electric Utilities - 0.6%
Allete, Inc.	24,436	1,410,935
El Paso Electric Co.	1,283	57,299
IDACORP, Inc.	22,071	1,615,818
Portland General Electric Co.	9,404	387,257
Spark Energy, Inc. Class A,	731	21,996
		3,493,305
Gas Utilities - 0.9%
Northwest Natural Gas Co.	3,958	217,294
ONE Gas, Inc.	60,702	3,560,172
Piedmont Natural Gas Co., Inc.	17,121	1,028,287
Southwest Gas Corp.	5,336	370,478
		5,176,231
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class A	29,664	430,128
Ormat Technologies, Inc.	3,901	170,123
		600,251
Multi-Utilities - 0.5%
Avangrid, Inc.	59,164	2,486,071
Avista Corp.	12,573	505,686
		2,991,757
Water Utilities - 0.5%
American States Water Co.	70,164	2,740,606
Artesian Resources Corp. Class A	240	6,768
		2,747,374

TOTAL UTILITIES		15,008,918

TOTAL COMMON STOCKS
(Cost $520,869,630)		561,520,332
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.32% 9/15/16 (c)
(Cost $1,498,573)	1,500,000	1,498,583
	Shares	Value

Money Market Funds - 12.1%
Dreyfus Cash Management Institutional Shares, 0.30% (d)	7,212,334	$7,212,334
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	61,564,147	61,564,147
TOTAL MONEY MARKET FUNDS
(Cost $68,776,481)		68,776,481
TOTAL INVESTMENT PORTFOLIO - 110.9%
(Cost $591,144,684)		631,795,396
NET OTHER ASSETS (LIABILITIES) - (10.9)%		(62,183,716)
NET ASSETS - 100%		$569,611,680

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
75 ICE Russell 2000 Index Contracts (United States)	June 2016	8,650,500	$692,150

The face value of futures purchased as a percentage of Net Assets is 1.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $446,578.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$342,694
Total	$342,694

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$76,599,642	$76,599,642	$--	$--
Consumer Staples	28,141,466	28,141,466	--	--
Energy	20,018,596	20,018,596	--	--
Financials	138,545,000	138,545,000	--	--
Health Care	90,059,653	89,990,431	--	69,222
Industrials	64,969,759	64,969,759	--	--
Information Technology	102,062,245	102,062,245	--	--
Materials	17,630,534	17,630,534	--	--
Telecommunication Services	8,484,519	8,484,519	--	--
Utilities	15,008,918	15,008,918	--	--
U.S. Government and Government Agency Obligations	1,498,583	--	1,498,583	--
Money Market Funds	68,776,481	68,776,481	--	--
Total Investments in Securities:	$631,795,396	$630,227,591	$1,498,583	$69,222
Derivative Instruments:
Assets
Futures Contracts	$692,150	$692,150	$--	$--
Total Assets	$692,150	$692,150	$--	$--
Total Derivative Instruments:	$692,150	$692,150	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $595,771,673. Net unrealized appreciation aggregated $36,023,723, of which $77,007,024 related to appreciated investment securities and $40,983,301 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Enhanced Index Fund

May 31, 2016

MCE-QTLY-0716
1.870938.108

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 2.8%
BorgWarner, Inc.	106,111	$3,610,957
Delphi Automotive PLC	92,962	6,317,698
Gentex Corp. (a)	329,256	5,459,064
Lear Corp.	50,417	5,987,523
The Goodyear Tire & Rubber Co.	149,138	4,171,390
		25,546,632
Automobiles - 0.7%
Harley-Davidson, Inc.	93,481	4,336,584
Thor Industries, Inc.	29,521	1,918,865
		6,255,449
Distributors - 0.6%
Genuine Parts Co.	11,444	1,109,152
LKQ Corp. (b)	142,803	4,722,495
		5,831,647
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp. unit (a)	54,875	2,619,733
Darden Restaurants, Inc. (a)	37,559	2,547,627
International Game Technology PLC	6,897	130,767
Starwood Hotels & Resorts Worldwide, Inc.	12,456	914,644
Wyndham Worldwide Corp.	34,798	2,345,037
		8,557,808
Household Durables - 0.5%
D.R. Horton, Inc.	42,279	1,292,046
Leggett & Platt, Inc.	7,155	359,610
Lennar Corp. Class A (a)	20,746	945,395
Newell Brands, Inc.	12,127	578,337
Tempur Sealy International, Inc. (a)(b)	12,600	733,572
Toll Brothers, Inc. (b)	12,377	360,790
Whirlpool Corp.	3,044	531,543
		4,801,293
Internet & Catalog Retail - 0.4%
Liberty Interactive Corp. QVC Group Series A (b)	143,894	3,882,260
Leisure Products - 1.2%
Brunswick Corp.	105,287	5,040,089
Hasbro, Inc.	19,802	1,728,517
Polaris Industries, Inc.	55,219	4,694,719
		11,463,325
Media - 3.1%
Cablevision Systems Corp. - NY Group Class A	2,376	82,400
CBS Corp. Class B	36,942	2,039,198
Charter Communications, Inc. (b)	10,212	2,235,815
Discovery Communications, Inc.:
Class A (a)(b)	192,313	5,355,917
Class C (non-vtg.) (b)	215,456	5,767,757
Gannett Co., Inc.	74,684	1,166,564
MSG Network, Inc. Class A (b)	267,633	4,632,727
Omnicom Group, Inc.	12,507	1,042,208
Scripps Networks Interactive, Inc. Class A	85,688	5,513,166
Sirius XM Holdings, Inc. (a)(b)	111,944	450,015
Tegna, Inc.	17,131	393,328
		28,679,095
Multiline Retail - 1.7%
Dollar General Corp.	79,508	7,147,769
Kohl's Corp.	2,991	107,796
Macy's, Inc.	145,173	4,821,195
Target Corp.	52,098	3,583,300
		15,660,060
Specialty Retail - 4.3%
AutoNation, Inc. (b)	31,721	1,600,007
Bed Bath & Beyond, Inc. (a)	97,323	4,355,204
Best Buy Co., Inc.	189,241	6,087,883
DSW, Inc. Class A	52,575	1,112,487
Foot Locker, Inc. (a)	102,244	5,717,484
GameStop Corp. Class A	15,612	454,309
Gap, Inc. (a)	273,086	4,912,817
GNC Holdings, Inc.	146,061	3,804,889
Michaels Companies, Inc. (b)	25,584	749,867
Penske Automotive Group, Inc.	17,830	704,642
Ross Stores, Inc.	26,503	1,415,260
Staples, Inc.	624,797	5,498,214
Urban Outfitters, Inc. (b)	3,999	114,091
Williams-Sonoma, Inc.	53,540	2,839,762
		39,366,916
Textiles, Apparel & Luxury Goods - 1.1%
Michael Kors Holdings Ltd. (a)(b)	137,211	5,861,654
PVH Corp.	39,999	3,751,906
Ralph Lauren Corp.	8,474	799,352
		10,412,912

TOTAL CONSUMER DISCRETIONARY		160,457,397

CONSUMER STAPLES - 5.6%
Beverages - 1.3%
Coca-Cola European Partners PLC	100,481	3,899,668
Constellation Brands, Inc. Class A (sub. vtg.)	4,501	689,328
Dr. Pepper Snapple Group, Inc.	79,637	7,278,822
		11,867,818
Food & Staples Retailing - 0.5%
Kroger Co.	16,393	586,214
Rite Aid Corp. (b)	26,991	207,831
Sysco Corp.	77,390	3,723,233
		4,517,278
Food Products - 2.9%
Bunge Ltd.	78,604	5,271,970
Campbell Soup Co.	100,325	6,076,685
Hormel Foods Corp.	46,540	1,601,441
Ingredion, Inc.	20,065	2,355,832
Mead Johnson Nutrition Co. Class A	5,141	423,001
Pilgrim's Pride Corp. (a)	180,963	4,500,550
Tyson Foods, Inc. Class A	114,112	7,278,063
		27,507,542
Household Products - 0.9%
Church & Dwight Co., Inc.	12,630	1,243,802
Clorox Co.	54,288	6,978,180
		8,221,982

TOTAL CONSUMER STAPLES		52,114,620

ENERGY - 5.3%
Energy Equipment & Services - 1.9%
Diamond Offshore Drilling, Inc. (a)	47,841	1,235,255
Dril-Quip, Inc. (b)	82,798	5,053,162
Ensco PLC Class A	336,446	3,327,451
FMC Technologies, Inc. (b)	130,040	3,540,989
Oceaneering International, Inc.	81,552	2,696,109
Rowan Companies PLC (a)	109,292	1,850,314
		17,703,280
Oil, Gas & Consumable Fuels - 3.4%
Antero Resources Corp. (a)(b)	180,772	5,247,811
Columbia Pipeline Group, Inc.	18,934	483,574
EQT Corp.	86,915	6,366,524
Hess Corp.	19,229	1,152,394
HollyFrontier Corp.	38,004	1,016,987
Kinder Morgan, Inc.	9,090	164,347
Marathon Oil Corp.	11,374	148,658
Memorial Resource Development Corp. (b)	64,821	1,024,172
Pioneer Natural Resources Co. (a)	35,699	5,723,264
Range Resources Corp. (a)	32,300	1,375,657
Teekay Corp.	9,568	100,655
Tesoro Corp.	78,046	6,093,832
Valero Energy Corp.	53,278	2,914,307
		31,812,182

TOTAL ENERGY		49,515,462

FINANCIALS - 21.1%
Banks - 3.6%
CIT Group, Inc.	80,093	2,743,986
Citizens Financial Group, Inc.	191,815	4,517,243
East West Bancorp, Inc.	23,144	893,358
Fifth Third Bancorp	309,345	5,837,340
First Republic Bank	5,190	375,808
KeyCorp	427,036	5,474,602
Regions Financial Corp.	496,942	4,884,940
SunTrust Banks, Inc.	190,723	8,357,482
TCF Financial Corp.	5,147	73,962
		33,158,721
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (b)	13,257	2,300,355
Ameriprise Financial, Inc.	4,266	433,724
Federated Investors, Inc. Class B (non-vtg.)	35,803	1,157,153
Lazard Ltd. Class A	15,829	556,864
Legg Mason, Inc.	68,542	2,364,699
NorthStar Asset Management Group, Inc.	110,918	1,387,584
Raymond James Financial, Inc.	17,410	976,179
SEI Investments Co.	3,839	197,478
T. Rowe Price Group, Inc.	98,848	7,617,227
Waddell & Reed Financial, Inc. Class A (a)	187,611	4,009,247
		21,000,510
Consumer Finance - 2.3%
Ally Financial, Inc. (b)	57,204	1,026,240
Capital One Financial Corp.	7,225	529,159
Discover Financial Services	85,314	4,846,688
Navient Corp.	398,160	5,458,774
Santander Consumer U.S.A. Holdings, Inc. (b)	30,234	388,809
Synchrony Financial (b)	276,694	8,632,853
		20,882,523
Diversified Financial Services - 2.5%
CBOE Holdings, Inc.	62,696	3,990,600
FactSet Research Systems, Inc.	10,013	1,592,768
IntercontinentalExchange, Inc.	29,662	8,041,961
Leucadia National Corp.	164,636	2,979,912
McGraw Hill Financial, Inc.	498	55,681
Morningstar, Inc.	38,093	3,216,192
MSCI, Inc. Class A	43,627	3,480,998
		23,358,112
Insurance - 2.0%
American International Group, Inc. warrants 1/19/21 (b)	574	10,837
Aspen Insurance Holdings Ltd.	44,415	2,125,258
Assured Guaranty Ltd.	124,378	3,344,524
Lincoln National Corp.	99,134	4,545,294
Old Republic International Corp.	59,661	1,143,105
Progressive Corp.	212,149	7,064,562
The Travelers Companies, Inc.	6,538	746,247
		18,979,827
Real Estate Investment Trusts - 8.4%
American Capital Agency Corp.	75,021	1,417,147
Annaly Capital Management, Inc.	23,365	247,202
AvalonBay Communities, Inc.	8,973	1,614,063
Care Capital Properties, Inc.	87,853	2,283,299
CBL & Associates Properties, Inc.	499,338	4,803,632
Chimera Investment Corp.	237,588	3,561,444
Corrections Corp. of America	157,821	5,302,786
Crown Castle International Corp.	37,469	3,402,560
Equity Commonwealth (b)	3,345	96,637
Equity Lifestyle Properties, Inc.	78,006	5,717,840
Extra Space Storage, Inc. (a)	21,194	1,970,406
Hospitality Properties Trust (SBI)	156,707	4,011,699
Host Hotels & Resorts, Inc. (a)	418,787	6,449,320
Kimco Realty Corp.	54,555	1,537,360
Lamar Advertising Co. Class A	84,631	5,505,247
Liberty Property Trust (SBI)	2,171	81,022
MFA Financial, Inc.	706,135	5,091,233
Mid-America Apartment Communities, Inc. (a)	4,007	412,681
Piedmont Office Realty Trust, Inc. Class A	3,867	77,533
Post Properties, Inc.	6,269	379,713
Prologis, Inc.	6,190	294,211
Public Storage	18,512	4,696,680
Retail Properties America, Inc.	9,350	148,198
Senior Housing Properties Trust (SBI)	11,371	212,410
Starwood Property Trust, Inc.	106,969	2,205,701
Taubman Centers, Inc.	28,633	1,963,365
The Macerich Co.	78,810	6,014,779
Two Harbors Investment Corp.	58,641	497,276
Weyerhaeuser Co.	267,452	8,424,738
		78,420,182
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	1,995	235,131

TOTAL FINANCIALS		196,035,006

HEALTH CARE - 11.1%
Biotechnology - 0.7%
Medivation, Inc. (b)	7,438	449,701
United Therapeutics Corp. (a)(b)	48,352	5,757,273
		6,206,974
Health Care Equipment & Supplies - 3.5%
Align Technology, Inc. (b)	5,756	453,745
Boston Scientific Corp. (b)	2,315	52,574
C.R. Bard, Inc.	33,015	7,231,606
Edwards Lifesciences Corp. (b)	78,074	7,690,289
Hologic, Inc. (b)	165,553	5,696,679
Intuitive Surgical, Inc. (b)	2,204	1,398,901
ResMed, Inc.	91,811	5,422,358
St. Jude Medical, Inc.	30,257	2,370,939
The Cooper Companies, Inc.	4,070	662,637
Varian Medical Systems, Inc. (a)(b)	20,202	1,672,524
		32,652,252
Health Care Providers & Services - 4.7%
Aetna, Inc. (a)	5,463	618,575
AmerisourceBergen Corp.	70,497	5,285,865
Anthem, Inc.	35,036	4,630,358
Cardinal Health, Inc. (a)	44,637	3,524,091
Centene Corp. (b)	98,630	6,149,581
Community Health Systems, Inc. (a)(b)	27,137	364,721
Express Scripts Holding Co. (a)(b)	55,638	4,203,451
HCA Holdings, Inc. (b)	1,817	141,762
Laboratory Corp. of America Holdings (b)	25,839	3,306,100
LifePoint Hospitals, Inc. (b)	5,595	370,893
McKesson Corp.	27,046	4,953,204
Quest Diagnostics, Inc. (a)	75,791	5,848,791
Universal Health Services, Inc. Class B	28,776	3,880,731
VCA, Inc. (b)	8,659	562,229
		43,840,352
Health Care Technology - 0.2%
Cerner Corp. (a)(b)	35,488	1,973,488
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	154,956	7,110,931
Bruker Corp.	100,711	2,658,770
Charles River Laboratories International, Inc. (b)	24,979	2,146,445
Quintiles Transnational Holdings, Inc. (b)	61,772	4,193,701
		16,109,847
Pharmaceuticals - 0.3%
Mylan N.V. (a)	58,066	2,516,580

TOTAL HEALTH CARE		103,299,493

INDUSTRIALS - 10.9%
Aerospace & Defense - 2.3%
BE Aerospace, Inc.	61,116	2,911,566
General Dynamics Corp.	2,924	414,828
Huntington Ingalls Industries, Inc.	38,280	5,872,535
Northrop Grumman Corp.	7,157	1,522,079
Rockwell Collins, Inc. (a)	32,253	2,851,165
Spirit AeroSystems Holdings, Inc. Class A (b)	118,306	5,534,355
Textron, Inc.	66,435	2,528,516
		21,635,044
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	4,818	361,254
Expeditors International of Washington, Inc.	24,247	1,177,192
FedEx Corp.	13,145	2,168,531
		3,706,977
Airlines - 1.7%
Alaska Air Group, Inc.	52,624	3,494,234
JetBlue Airways Corp. (b)	200,677	3,598,139
Southwest Airlines Co.	204,840	8,701,603
		15,793,976
Building Products - 0.3%
Owens Corning	52,865	2,699,816
Commercial Services & Supplies - 1.0%
Cintas Corp.	54,504	5,166,979
Deluxe Corp.	1,459	95,025
KAR Auction Services, Inc.	85,119	3,493,284
Waste Connections, Inc.	4,433	290,229
		9,045,517
Construction & Engineering - 0.5%
Quanta Services, Inc. (b)	196,570	4,723,577
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	1,182	125,611
Rockwell Automation, Inc.	29,684	3,444,828
		3,570,439
Industrial Conglomerates - 0.0%
Carlisle Companies, Inc.	3,108	322,673
Machinery - 2.6%
Allison Transmission Holdings, Inc.	163,017	4,579,148
Crane Co.	496	28,470
Cummins, Inc. (a)	8,911	1,020,042
Ingersoll-Rand PLC	20,970	1,401,006
PACCAR, Inc.	136,706	7,621,360
Parker Hannifin Corp.	17,010	1,953,428
Snap-On, Inc.	3,580	579,316
SPX Flow, Inc. (b)	32,883	985,504
Stanley Black & Decker, Inc.	9,648	1,091,961
Toro Co.	8,167	729,395
Trinity Industries, Inc. (a)	203,687	3,678,587
Xylem, Inc.	6,112	272,962
		23,941,179
Professional Services - 1.4%
Equifax, Inc.	50,032	6,290,523
IHS, Inc. Class A (b)	2,887	354,899
Manpower, Inc.	31,074	2,478,152
Robert Half International, Inc.	104,777	4,357,675
		13,481,249
Trading Companies & Distributors - 0.3%
MSC Industrial Direct Co., Inc. Class A	17,935	1,344,228
United Rentals, Inc. (a)(b)	22,151	1,543,260
		2,887,488

TOTAL INDUSTRIALS		101,807,935

INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc.	570,482	5,168,567
F5 Networks, Inc. (a)(b)	54,535	6,009,757
Juniper Networks, Inc.	223,076	5,222,209
Motorola Solutions, Inc.	78,611	5,445,384
		21,845,917
Electronic Equipment & Components - 0.5%
Avnet, Inc.	41,325	1,695,565
Dolby Laboratories, Inc. Class A	26,067	1,236,879
Fitbit, Inc.	91,894	1,303,057
		4,235,501
Internet Software & Services - 0.4%
eBay, Inc. (b)	150,202	3,673,941
IT Services - 4.9%
Alliance Data Systems Corp. (b)	5,269	1,170,719
Amdocs Ltd.	94,659	5,489,275
Cognizant Technology Solutions Corp. Class A (b)	24,470	1,503,437
CSRA, Inc.	154,712	3,832,216
DST Systems, Inc.	39,980	4,834,382
First Data Corp. Class A (b)	147,684	1,850,481
Fiserv, Inc. (b)	34,194	3,601,654
Global Payments, Inc.	27,120	2,106,953
Leidos Holdings, Inc.	2,006	99,096
Paychex, Inc.	126,878	6,879,325
Teradata Corp. (a)(b)	70,772	2,005,678
The Western Union Co.	217,263	4,225,765
Total System Services, Inc.	56,701	3,044,844
Xerox Corp.	485,346	4,838,900
		45,482,725
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	378,648	9,246,577
KLA-Tencor Corp.	8,760	638,867
Lam Research Corp. (a)	17,266	1,429,797
NVIDIA Corp.	189,685	8,862,083
Qorvo, Inc. (a)(b)	1,316	67,077
Skyworks Solutions, Inc.	37,359	2,494,087
Xilinx, Inc.	11,920	564,889
		23,303,377
Software - 4.0%
CA Technologies, Inc.	188,077	6,078,649
CDK Global, Inc.	3,572	197,532
Citrix Systems, Inc. (a)(b)	79,766	6,773,729
Electronic Arts, Inc. (b)	111,984	8,594,772
Intuit, Inc.	61,504	6,560,017
Red Hat, Inc. (b)	8,000	619,680
Symantec Corp.	123,132	2,137,572
Synopsys, Inc. (b)	100,625	5,199,294
VMware, Inc. Class A (a)(b)	11,198	678,151
		36,839,396
Technology Hardware, Storage & Peripherals - 1.3%
HP, Inc.	62,011	829,707
NetApp, Inc.	173,337	4,425,294
Western Digital Corp.	154,077	7,170,744
		12,425,745

TOTAL INFORMATION TECHNOLOGY		147,806,602

MATERIALS - 5.7%
Chemicals - 2.5%
Cabot Corp.	40,914	1,870,179
Celanese Corp. Class A	18,311	1,290,559
Eastman Chemical Co.	64,057	4,699,222
International Flavors & Fragrances, Inc.	2,389	308,181
LyondellBasell Industries NV Class A	56,042	4,559,577
PPG Industries, Inc.	41,778	4,498,655
Sherwin-Williams Co.	2,194	638,651
Valspar Corp.	1,489	161,288
Westlake Chemical Corp.	107,852	4,759,509
		22,785,821
Construction Materials - 0.2%
Eagle Materials, Inc.	10,556	826,746
Vulcan Materials Co.	6,401	747,317
		1,574,063
Containers & Packaging - 0.6%
Avery Dennison Corp.	40,813	3,035,671
Crown Holdings, Inc. (b)	2,082	108,618
Packaging Corp. of America	41,798	2,851,878
		5,996,167
Metals & Mining - 2.4%
Newmont Mining Corp.	221,062	7,164,619
Nucor Corp.	144,128	6,991,649
Reliance Steel & Aluminum Co.	73,850	5,490,748
Steel Dynamics, Inc.	107,141	2,645,311
		22,292,327

TOTAL MATERIALS		52,648,378

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	222,798	6,042,282
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	10,002	287,958

TOTAL TELECOMMUNICATION SERVICES		6,330,240

UTILITIES - 5.2%
Electric Utilities - 3.0%
Edison International	18,773	1,344,710
Entergy Corp.	77,748	5,902,628
Exelon Corp.	122,901	4,211,817
FirstEnergy Corp.	203,618	6,680,707
Great Plains Energy, Inc.	4,047	118,091
ITC Holdings Corp.	2,873	127,906
OGE Energy Corp.	11,329	342,023
PPL Corp.	220,147	8,484,465
Southern Co.	5,252	259,659
		27,472,006
Gas Utilities - 0.6%
AGL Resources, Inc.	4,154	273,333
UGI Corp.	131,693	5,652,264
		5,925,597
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	14,571	238,673
Multi-Utilities - 1.2%
Avangrid, Inc.	1,925	80,889
CenterPoint Energy, Inc.	8,274	186,413
DTE Energy Co.	11,059	1,002,830
MDU Resources Group, Inc.	9,277	212,165
NiSource, Inc.	14,081	335,973
Public Service Enterprise Group, Inc.	177,384	7,937,934
Sempra Energy	9,945	1,065,308
TECO Energy, Inc.	2,286	62,956
WEC Energy Group, Inc.	1,247	74,995
		10,959,463
Water Utilities - 0.4%
American Water Works Co., Inc.	52,725	3,906,923

TOTAL UTILITIES		48,502,662

TOTAL COMMON STOCKS
(Cost $881,569,997)		918,517,795
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.32% 9/15/16 (c)
(Cost $999,049)	1,000,000	999,055
	Shares	Value

Money Market Funds - 10.6%
Dreyfus Cash Management Institutional Shares, 0.30% (d)	9,392,766	$9,392,766
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	88,723,290	88,723,290
TOTAL MONEY MARKET FUNDS
(Cost $98,116,056)		98,116,056
TOTAL INVESTMENT PORTFOLIO - 109.5%
(Cost $980,685,102)		1,017,632,906
NET OTHER ASSETS (LIABILITIES) - (9.5)%		(88,045,865)
NET ASSETS - 100%		$929,587,041

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
72 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2016	10,740,960	$607,481

The face value of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $396,625.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$63,130
Total	$63,130

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$160,457,397	$160,457,397	$--	$--
Consumer Staples	52,114,620	52,114,620	--	--
Energy	49,515,462	49,515,462	--	--
Financials	196,035,006	196,035,006	--	--
Health Care	103,299,493	103,299,493	--	--
Industrials	101,807,935	101,807,935	--	--
Information Technology	147,806,602	147,806,602	--	--
Materials	52,648,378	52,648,378	--	--
Telecommunication Services	6,330,240	6,330,240	--	--
Utilities	48,502,662	48,502,662	--	--
U.S. Government and Government Agency Obligations	999,055	--	999,055	--
Money Market Funds	98,116,056	98,116,056	--	--
Total Investments in Securities:	$1,017,632,906	$1,016,633,851	$999,055	$--
Derivative Instruments:
Assets
Futures Contracts	$607,481	$607,481	$--	$--
Total Assets	$607,481	$607,481	$--	$--
Total Derivative Instruments:	$607,481	$607,481	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $984,610,938. Net unrealized appreciation aggregated $33,021,968, of which $92,279,686 related to appreciated investment securities and $59,257,718 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Core Enhanced Index Fund

May 31, 2016

CEI-QTLY-0716
1.850082.109

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.4%
BorgWarner, Inc.	48,842	$1,662,093
Gentex Corp.	145,212	2,407,615
Johnson Controls, Inc.	3,900	172,185
Lear Corp.	18,742	2,225,800
Tenneco, Inc. (a)	5,955	319,903
		6,787,596
Automobiles - 1.3%
Ford Motor Co.	274,221	3,699,241
General Motors Co.	77,292	2,417,694
		6,116,935
Distributors - 0.0%
LKQ Corp. (a)	4,256	140,746
Diversified Consumer Services - 0.0%
DeVry, Inc.	944	17,086
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. unit	57,308	2,735,884
McDonald's Corp.	5,409	660,223
		3,396,107
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	13,420	9,699,842
Leisure Products - 0.8%
Brunswick Corp.	15,576	745,623
Hasbro, Inc.	12,202	1,065,113
Polaris Industries, Inc.	23,181	1,970,849
		3,781,585
Media - 3.3%
CBS Corp. Class B	5,192	286,598
Cinemark Holdings, Inc.	3,109	112,484
Comcast Corp. Class A	85,986	5,442,914
Discovery Communications, Inc. Class C (non-vtg.) (a)	15,980	427,785
MSG Network, Inc. Class A (a)	97,822	1,693,299
The Walt Disney Co.	58,710	5,825,206
Viacom, Inc. Class B (non-vtg.)	38,019	1,686,903
		15,475,189
Multiline Retail - 0.6%
Target Corp.	42,650	2,933,467
Specialty Retail - 2.5%
American Eagle Outfitters, Inc.	11,179	174,840
Best Buy Co., Inc.	80,394	2,586,275
Gap, Inc. (b)	2,819	50,714
GNC Holdings, Inc.	41,248	1,074,510
Home Depot, Inc.	31,354	4,142,490
Lowe's Companies, Inc.	45,537	3,648,880
Urban Outfitters, Inc. (a)	884	25,221
		11,702,930
Textiles, Apparel & Luxury Goods - 0.6%
Michael Kors Holdings Ltd. (a)(b)	49,368	2,109,001
PVH Corp.	6,843	641,873
		2,750,874

TOTAL CONSUMER DISCRETIONARY		62,802,357

CONSUMER STAPLES - 10.5%
Beverages - 2.2%
Dr. Pepper Snapple Group, Inc.	6,425	587,245
PepsiCo, Inc.	59,044	5,973,481
The Coca-Cola Co.	83,936	3,743,546
		10,304,272
Food & Staples Retailing - 2.6%
CVS Health Corp.	33,703	3,250,654
Wal-Mart Stores, Inc. (b)	73,358	5,192,279
Walgreens Boots Alliance, Inc.	49,339	3,818,839
		12,261,772
Food Products - 1.5%
Archer Daniels Midland Co.	28,550	1,221,084
Campbell Soup Co.	37,405	2,265,621
Fresh Del Monte Produce, Inc.	7,528	394,241
Ingredion, Inc.	3,065	359,862
Tyson Foods, Inc. Class A	43,533	2,776,535
		7,017,343
Household Products - 2.1%
Clorox Co.	17,855	2,295,082
Procter & Gamble Co.	93,030	7,539,151
		9,834,233
Tobacco - 2.1%
Altria Group, Inc.	85,614	5,448,475
Philip Morris International, Inc. (b)	46,751	4,613,389
		10,061,864

TOTAL CONSUMER STAPLES		49,479,484

ENERGY - 6.1%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (b)	181,782	1,939,614
Diamond Offshore Drilling, Inc. (b)	17,766	458,718
Dril-Quip, Inc. (a)	14,667	895,127
FMC Technologies, Inc. (a)	17,154	467,103
Schlumberger Ltd.	10,370	791,231
		4,551,793
Oil, Gas & Consumable Fuels - 5.1%
Antero Resources Corp. (a)	87,016	2,526,074
Chevron Corp.	23,459	2,369,359
EOG Resources, Inc.	2,414	196,403
EQT Corp.	20,705	1,516,641
Exxon Mobil Corp.	121,541	10,819,580
Kinder Morgan, Inc.	43,318	783,189
Marathon Petroleum Corp.	28,390	988,824
Pioneer Natural Resources Co.	1,514	242,724
Tesoro Corp.	29,706	2,319,444
Valero Energy Corp.	40,364	2,207,911
Western Refining, Inc. (b)	16,901	358,977
		24,329,126

TOTAL ENERGY		28,880,919

FINANCIALS - 14.3%
Banks - 5.3%
Bank of America Corp.	422,282	6,245,551
Citigroup, Inc.	26,256	1,222,742
JPMorgan Chase & Co.	131,703	8,596,255
PacWest Bancorp	3,548	147,881
SunTrust Banks, Inc.	18,284	801,205
Wells Fargo & Co.	155,386	7,881,178
		24,894,812
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)	2,093	363,177
Goldman Sachs Group, Inc.	16,019	2,554,710
Morgan Stanley	104,646	2,864,161
Raymond James Financial, Inc.	3,925	220,075
T. Rowe Price Group, Inc.	25,731	1,982,831
		7,984,954
Consumer Finance - 2.1%
American Express Co.	58,109	3,821,248
Capital One Financial Corp.	14,792	1,083,366
Discover Financial Services	54,845	3,115,744
Synchrony Financial (a)	67,554	2,107,685
		10,128,043
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	47,940	6,737,488
CME Group, Inc.	4,944	483,968
Leucadia National Corp.	61,907	1,120,517
Morningstar, Inc.	28,028	2,366,404
		10,708,377
Insurance - 0.7%
AFLAC, Inc.	16,965	1,178,389
Aspen Insurance Holdings Ltd.	2,036	97,423
Assured Guaranty Ltd.	1,597	42,943
Lincoln National Corp.	943	43,237
MetLife, Inc.	1,113	50,697
National General Holdings Corp.	2,037	42,227
Old Republic International Corp.	1,071	20,520
Pricoa Global Funding I	176	13,948
Principal Financial Group, Inc.	2,140	95,358
Progressive Corp.	22,177	738,494
The Travelers Companies, Inc.	8,064	920,425
		3,243,661
Real Estate Investment Trusts - 2.2%
Care Capital Properties, Inc.	5,324	138,371
Chimera Investment Corp.	58,200	872,418
Coresite Realty Corp.	3,551	269,343
Duke Realty LP	4,224	99,982
Equity Lifestyle Properties, Inc.	4,573	335,201
Host Hotels & Resorts, Inc.	11,709	180,319
Lamar Advertising Co. Class A	6,342	412,547
LaSalle Hotel Properties (SBI)	739	17,078
Liberty Property Trust (SBI)	439	16,383
MFA Financial, Inc.	122,032	879,851
PS Business Parks, Inc.	2,818	278,221
Public Storage	13,239	3,358,867
RLJ Lodging Trust	1,224	25,080
Simon Property Group, Inc.	2,240	442,714
Two Harbors Investment Corp.	7,169	60,793
Weyerhaeuser Co.	98,676	3,108,294
		10,495,462

TOTAL FINANCIALS		67,455,309

HEALTH CARE - 16.1%
Biotechnology - 4.1%
AbbVie, Inc.	31,445	1,978,834
Amgen, Inc.	34,562	5,459,068
Baxalta, Inc.	604	27,319
Biogen, Inc. (a)	14,011	4,059,407
Gilead Sciences, Inc.	63,095	5,493,051
United Therapeutics Corp. (a)(b)	19,898	2,369,255
		19,386,934
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories (b)	54,861	2,174,141
Edwards Lifesciences Corp. (a)	7,703	758,746
Hologic, Inc. (a)	24,433	840,740
Medtronic PLC	4,928	396,605
St. Jude Medical, Inc.	1,158	90,741
		4,260,973
Health Care Providers & Services - 3.7%
Aetna, Inc. (b)	27,111	3,069,779
Anthem, Inc.	21,676	2,864,700
Cardinal Health, Inc. (b)	12,038	950,400
Cigna Corp.	2,548	326,424
Express Scripts Holding Co. (a)(b)	49,275	3,722,726
Humana, Inc.	845	145,771
McKesson Corp.	19,740	3,615,184
UnitedHealth Group, Inc.	20,589	2,752,132
		17,447,116
Life Sciences Tools & Services - 0.4%
Bruker Corp.	27,460	724,944
Quintiles Transnational Holdings, Inc. (a)	13,759	934,099
		1,659,043
Pharmaceuticals - 7.0%
Allergan PLC (a)	6,714	1,582,826
Bristol-Myers Squibb Co.	67,087	4,810,138
Eli Lilly & Co.	25,895	1,942,902
Johnson & Johnson	91,487	10,309,670
Merck & Co., Inc.	110,851	6,236,477
Mylan N.V.	13,637	591,028
Pfizer, Inc.	224,129	7,777,276
		33,250,317

TOTAL HEALTH CARE		76,004,383

INDUSTRIALS - 8.1%
Aerospace & Defense - 2.4%
BWX Technologies, Inc.	5,006	176,061
Curtiss-Wright Corp.	6,412	533,607
General Dynamics Corp.	18,109	2,569,124
Honeywell International, Inc.	7,668	872,848
Huntington Ingalls Industries, Inc.	570	87,444
Moog, Inc. Class A (a)	4,273	230,443
Northrop Grumman Corp.	553	117,607
Raytheon Co.	14,505	1,880,863
Spirit AeroSystems Holdings, Inc. Class A (a)	11,188	523,375
The Boeing Co.	34,129	4,305,373
		11,296,745
Air Freight & Logistics - 0.5%
FedEx Corp.	8,016	1,322,400
United Parcel Service, Inc. Class B	8,152	840,390
		2,162,790
Airlines - 0.6%
Delta Air Lines, Inc.	7,688	334,120
Southwest Airlines Co.	57,013	2,421,912
		2,756,032
Building Products - 0.3%
Owens Corning	24,711	1,261,991
Electrical Equipment - 0.6%
Eaton Corp. PLC (b)	47,582	2,932,479
Industrial Conglomerates - 2.1%
3M Co.	29,099	4,897,944
General Electric Co.	162,081	4,899,709
		9,797,653
Machinery - 1.4%
Cummins, Inc.	24,804	2,839,314
Illinois Tool Works, Inc.	1,066	113,028
Ingersoll-Rand PLC	10,065	672,443
PACCAR, Inc.	26,324	1,467,563
Stanley Black & Decker, Inc.	704	79,679
Toro Co.	2,402	214,523
Trinity Industries, Inc.	34,856	629,499
Woodward, Inc.	7,251	412,872
Xylem, Inc.	5,896	263,315
		6,692,236
Professional Services - 0.0%
Robert Half International, Inc.	4,991	207,576
Road & Rail - 0.1%
Norfolk Southern Corp.	5,132	431,396
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	8,488	636,176

TOTAL INDUSTRIALS		38,175,074

INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc.	139,760	1,266,226
Cisco Systems, Inc.	215,486	6,259,868
Juniper Networks, Inc.	25,260	591,337
Motorola Solutions, Inc.	17,652	1,222,754
		9,340,185
Electronic Equipment & Components - 0.7%
Fitbit, Inc.	81,763	1,159,399
TE Connectivity Ltd.	23,401	1,404,060
Tech Data Corp. (a)	8,579	648,315
		3,211,774
Internet Software & Services - 4.3%
Alphabet, Inc.:
Class A	7,508	5,622,366
Class C	4,208	3,095,910
eBay, Inc. (a)	104,010	2,544,085
Facebook, Inc. Class A (a)	78,474	9,323,496
		20,585,857
IT Services - 2.2%
Accenture PLC Class A	9,058	1,077,630
Cognizant Technology Solutions Corp. Class A (a)	30,110	1,849,958
CSRA, Inc.	4,968	123,057
First Data Corp. Class A (a)	45,529	570,478
Global Payments, Inc.	8,439	655,626
IBM Corp.	9,970	1,532,788
Leidos Holdings, Inc.	2,244	110,854
MasterCard, Inc. Class A	413	39,607
Paychex, Inc.	11,948	647,821
The Western Union Co.	7,520	146,264
Visa, Inc. Class A	22,826	1,801,884
Xerox Corp.	184,579	1,840,253
		10,396,220
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	46,109	1,125,982
Intel Corp.	198,388	6,267,077
Lam Research Corp. (b)	5,509	456,200
Qualcomm, Inc.	63,592	3,492,473
Texas Instruments, Inc.	10,365	628,119
		11,969,851
Software - 5.1%
Adobe Systems, Inc. (a)	10,203	1,014,892
Citrix Systems, Inc. (a)	6,585	559,198
Electronic Arts, Inc. (a)	39,474	3,029,630
Intuit, Inc.	23,796	2,538,081
Microsoft Corp.	218,703	11,591,259
Oracle Corp.	122,736	4,933,987
Symantec Corp.	16,533	287,013
VMware, Inc. Class A (a)	430	26,041
		23,980,101
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	166,923	16,668,923
EMC Corp.	30,492	852,251
HP, Inc.	235,659	3,153,117
Western Digital Corp. (b)	49,010	2,280,925
		22,955,216

TOTAL INFORMATION TECHNOLOGY		102,439,204

MATERIALS - 3.5%
Chemicals - 2.5%
E.I. du Pont de Nemours & Co.	13,015	851,311
Eastman Chemical Co.	1,427	104,685
LyondellBasell Industries NV Class A	37,658	3,063,855
Monsanto Co.	6,968	783,691
PPG Industries, Inc.	27,558	2,967,445
The Dow Chemical Co. (b)	72,342	3,715,485
Westlake Chemical Corp.	5,414	238,920
		11,725,392
Containers & Packaging - 0.2%
Packaging Corp. of America	12,743	869,455
Metals & Mining - 0.8%
Newmont Mining Corp.	18,845	610,766
Nucor Corp.	25,465	1,235,307
Reliance Steel & Aluminum Co.	29,682	2,206,857
Worthington Industries, Inc.	2,724	101,769
		4,154,699

TOTAL MATERIALS		16,749,546

TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	219,213	8,582,189
CenturyLink, Inc.	59,520	1,614,182
Verizon Communications, Inc.	150,822	7,676,840
		17,873,211
UTILITIES - 1.9%
Electric Utilities - 1.3%
Duke Energy Corp.	9,494	742,716
Exelon Corp.	77,205	2,645,815
FirstEnergy Corp.	236	7,743
NextEra Energy, Inc.	18,501	2,222,340
PPL Corp.	7,598	292,827
		5,911,441
Gas Utilities - 0.1%
UGI Corp.	11,839	508,130
Multi-Utilities - 0.5%
MDU Resources Group, Inc.	3,693	84,459
Public Service Enterprise Group, Inc.	55,540	2,485,415
		2,569,874

TOTAL UTILITIES		8,989,445

TOTAL COMMON STOCKS
(Cost $416,807,545)		468,848,932
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.32% 9/15/16 (c)
(Cost $499,524)	500,000	499,528
	Shares	Value

Money Market Funds - 7.2%
Dreyfus Cash Management Institutional Shares, 0.30% (d)	2,942,545	$2,942,545
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	31,017,525	31,017,525
TOTAL MONEY MARKET FUNDS
(Cost $33,960,070)		33,960,070
TOTAL INVESTMENT PORTFOLIO - 106.6%
(Cost $451,267,139)		503,308,530
NET OTHER ASSETS (LIABILITIES) - (6.6)%		(31,135,773)
NET ASSETS - 100%		$472,172,757

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
30 CME E-mini S&P 500 Index Contracts (United States)	June 2016	3,142,350	$129,494

The face value of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $174,825.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$15,594
Total	$15,594

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$62,802,357	$62,802,357	$--	$--
Consumer Staples	49,479,484	49,479,484	--	--
Energy	28,880,919	28,880,919	--	--
Financials	67,455,309	67,455,309	--	--
Health Care	76,004,383	76,004,383	--	--
Industrials	38,175,074	38,175,074	--	--
Information Technology	102,439,204	102,439,204	--	--
Materials	16,749,546	16,749,546	--	--
Telecommunication Services	17,873,211	17,873,211	--	--
Utilities	8,989,445	8,989,445	--	--
U.S. Government and Government Agency Obligations	499,528	--	499,528	--
Money Market Funds	33,960,070	33,960,070	--	--
Total Investments in Securities:	$503,308,530	$502,809,002	$499,528	$--
Derivative Instruments:
Assets
Futures Contracts	$129,494	$129,494	$--	$--
Total Assets	$129,494	$129,494	$--	$--
Total Derivative Instruments:	$129,494	$129,494	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $452,962,959. Net unrealized appreciation aggregated $50,345,571, of which $65,409,516 related to appreciated investment securities and $15,063,945 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Growth Enhanced Index Fund

May 31, 2016

GEI-QTLY-0716
1.850083.109

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 21.5%
Auto Components - 1.5%
BorgWarner, Inc.	53,154	$1,808,831
Gentex Corp.	185,320	3,072,606
Lear Corp.	26,863	3,190,250
Tenneco, Inc. (a)	14,058	755,196
		8,826,883
Automobiles - 0.5%
Ford Motor Co.	215,764	2,910,656
Distributors - 0.6%
LKQ Corp. (a)	106,266	3,514,217
Hotels, Restaurants & Leisure - 2.4%
Carnival Corp. unit (b)	53,754	2,566,216
Darden Restaurants, Inc. (b)	27,179	1,843,552
International Game Technology PLC	10,531	199,668
McDonald's Corp.	56,447	6,889,921
Starbucks Corp.	48,264	2,649,211
Starwood Hotels & Resorts Worldwide, Inc.	583	42,810
		14,191,378
Household Durables - 0.2%
Leggett & Platt, Inc.	7,419	372,879
Lennar Corp. Class A (b)	8,946	407,669
TopBuild Corp. (a)	5,519	199,457
		980,005
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	25,061	18,113,840
Priceline Group, Inc. (a)	838	1,059,509
		19,173,349
Leisure Products - 0.8%
Brunswick Corp.	17,350	830,545
Hasbro, Inc.	8,187	714,643
Polaris Industries, Inc.	37,428	3,182,129
		4,727,317
Media - 5.6%
Cinemark Holdings, Inc.	6,034	218,310
Comcast Corp. Class A	136,356	8,631,335
Discovery Communications, Inc.:
Class A (a)	46,135	1,284,860
Class C (non-vtg.) (a)	95,465	2,555,598
DISH Network Corp. Class A (a)	13,174	657,383
MSG Network, Inc. Class A (a)	172,552	2,986,875
Scripps Networks Interactive, Inc. Class A	25,016	1,609,529
Starz Series A (a)	3,767	101,709
The Walt Disney Co.	106,704	10,587,171
Time Warner, Inc.	26,975	2,040,929
Viacom, Inc. Class B (non-vtg.)	49,914	2,214,684
		32,888,383
Multiline Retail - 0.5%
Big Lots, Inc.	13,469	704,429
Target Corp.	36,587	2,516,454
		3,220,883
Specialty Retail - 5.1%
American Eagle Outfitters, Inc.	187,165	2,927,261
Best Buy Co., Inc.	90,603	2,914,699
DSW, Inc. Class A	12,382	262,003
Foot Locker, Inc. (b)	37,920	2,120,486
Gap, Inc.	46,072	828,835
GNC Holdings, Inc.	110,933	2,889,805
Home Depot, Inc.	92,399	12,207,756
Lowe's Companies, Inc.	47,877	3,836,384
Williams-Sonoma, Inc.	39,157	2,076,887
		30,064,116
Textiles, Apparel & Luxury Goods - 1.0%
Michael Kors Holdings Ltd. (a)(b)	79,576	3,399,487
NIKE, Inc. Class B	24,806	1,369,787
PVH Corp.	11,815	1,108,247
		5,877,521

TOTAL CONSUMER DISCRETIONARY		126,374,708

CONSUMER STAPLES - 10.3%
Beverages - 3.5%
Dr. Pepper Snapple Group, Inc.	32,689	2,987,775
PepsiCo, Inc.	109,375	11,065,469
The Coca-Cola Co.	144,378	6,439,259
		20,492,503
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	3,840	571,277
CVS Health Corp.	42,958	4,143,299
Kroger Co.	7,557	270,238
Wal-Mart Stores, Inc. (b)	40,690	2,880,038
Walgreens Boots Alliance, Inc.	39,082	3,024,947
		10,889,799
Food Products - 1.3%
Campbell Soup Co.	52,623	3,187,375
General Mills, Inc.	3,152	197,883
Ingredion, Inc.	9,373	1,100,484
Pilgrim's Pride Corp. (b)	3,598	89,482
Tyson Foods, Inc. Class A	45,203	2,883,047
		7,458,271
Household Products - 1.1%
Church & Dwight Co., Inc.	1,429	140,728
Clorox Co.	27,144	3,489,090
Colgate-Palmolive Co.	7,747	545,466
Procter & Gamble Co.	30,125	2,441,330
		6,616,614
Tobacco - 2.5%
Altria Group, Inc.	146,700	9,335,988
Philip Morris International, Inc. (b)	54,515	5,379,540
		14,715,528

TOTAL CONSUMER STAPLES		60,172,715

ENERGY - 0.9%
Energy Equipment & Services - 0.3%
Dril-Quip, Inc. (a)	28,445	1,735,998
Oil, Gas & Consumable Fuels - 0.6%
Tesoro Corp.	37,455	2,924,486
The Williams Companies, Inc.	1,999	44,298
Western Refining, Inc. (b)	27,552	585,204
		3,553,988

TOTAL ENERGY		5,289,986

FINANCIALS - 4.0%
Capital Markets - 0.7%
Affiliated Managers Group, Inc. (a)	1,239	214,991
T. Rowe Price Group, Inc.	34,018	2,621,427
Waddell & Reed Financial, Inc. Class A (b)	69,432	1,483,762
		4,320,180
Consumer Finance - 0.9%
American Express Co.	52,256	3,436,355
Discover Financial Services	26,728	1,518,418
Synchrony Financial (a)	13,783	430,030
		5,384,803
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	532	74,767
Morningstar, Inc.	34,454	2,908,951
MSCI, Inc. Class A	3,346	266,977
		3,250,695
Real Estate Investment Trusts - 1.8%
Coresite Realty Corp.	2,680	203,278
Corrections Corp. of America	6,904	231,974
Equity Lifestyle Properties, Inc.	7,114	521,456
Four Corners Property Trust, Inc.	3,913	76,069
Lamar Advertising Co. Class A	7,612	495,161
PS Business Parks, Inc.	718	70,888
Public Storage	18,598	4,718,499
Simon Property Group, Inc.	5,274	1,042,353
Weyerhaeuser Co.	96,687	3,045,641
		10,405,319

TOTAL FINANCIALS		23,360,997

HEALTH CARE - 17.3%
Biotechnology - 6.6%
AbbVie, Inc.	127,503	8,023,764
Amgen, Inc.	60,244	9,515,540
Baxalta, Inc.	435	19,675
Biogen, Inc. (a)	22,945	6,647,855
Celgene Corp. (a)	13,943	1,471,265
Gilead Sciences, Inc.	108,886	9,479,615
United Therapeutics Corp. (a)(b)	28,215	3,359,560
		38,517,274
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories (b)	35,397	1,402,783
Align Technology, Inc. (a)	2,180	171,849
Edwards Lifesciences Corp. (a)	40,568	3,995,948
Hologic, Inc. (a)	56,248	1,935,494
Masimo Corp. (a)	5,637	280,384
St. Jude Medical, Inc.	1,129	88,468
		7,874,926
Health Care Providers & Services - 5.0%
Aetna, Inc. (b)	24,566	2,781,608
Anthem, Inc.	25,122	3,320,124
Cardinal Health, Inc. (b)	32,604	2,574,086
Centene Corp. (a)	15,200	947,720
Cigna Corp.	7,143	915,090
Express Scripts Holding Co. (a)(b)	67,975	5,135,511
Humana, Inc.	3,123	538,749
McKesson Corp.	27,578	5,050,635
UnitedHealth Group, Inc.	51,157	6,838,156
Universal Health Services, Inc. Class B	8,958	1,208,076
		29,309,755
Life Sciences Tools & Services - 0.8%
Bruker Corp.	30,614	808,210
INC Research Holdings, Inc. Class A (a)	52,426	2,281,055
Quintiles Transnational Holdings, Inc. (a)	27,763	1,884,830
		4,974,095
Pharmaceuticals - 3.6%
Allergan PLC (a)	6,018	1,418,744
Bristol-Myers Squibb Co.	67,497	4,839,535
Eli Lilly & Co.	18,433	1,383,028
Johnson & Johnson	45,363	5,111,956
Merck & Co., Inc.	69,243	3,895,611
Mylan N.V. (b)	34,043	1,475,424
Pfizer, Inc.	84,641	2,937,043
		21,061,341

TOTAL HEALTH CARE		101,737,391

INDUSTRIALS - 9.0%
Aerospace & Defense - 3.2%
BE Aerospace, Inc.	7,316	348,534
BWX Technologies, Inc.	3,515	123,623
Curtiss-Wright Corp.	6,412	533,607
General Dynamics Corp.	15,603	2,213,598
Honeywell International, Inc.	16,394	1,866,129
Huntington Ingalls Industries, Inc.	13,455	2,064,132
Moog, Inc. Class A (a)	10,397	560,710
Raytheon Co.	6,462	837,928
Spirit AeroSystems Holdings, Inc. Class A (a)	68,100	3,185,718
The Boeing Co.	58,303	7,354,923
		19,088,902
Air Freight & Logistics - 0.4%
FedEx Corp.	7,929	1,308,047
United Parcel Service, Inc. Class B	8,294	855,028
		2,163,075
Airlines - 0.9%
Alaska Air Group, Inc.	11,389	756,230
Allegiant Travel Co.	1,259	175,026
Delta Air Lines, Inc.	21,123	918,006
Southwest Airlines Co.	80,594	3,423,633
		5,272,895
Commercial Services & Supplies - 0.2%
Deluxe Corp.	15,603	1,016,223
KAR Auction Services, Inc.	2,846	116,800
		1,133,023
Electrical Equipment - 0.3%
Eaton Corp. PLC (b)	10,010	616,916
Emerson Electric Co.	18,924	984,426
		1,601,342
Industrial Conglomerates - 1.5%
3M Co.	50,010	8,417,683
Carlisle Companies, Inc.	3,108	322,673
		8,740,356
Machinery - 1.4%
Cummins, Inc. (b)	28,994	3,318,943
Illinois Tool Works, Inc.	2,422	256,805
PACCAR, Inc.	59,551	3,319,968
Toro Co.	9,163	818,348
Woodward, Inc.	7,416	422,267
		8,136,331
Professional Services - 0.4%
Manpower, Inc.	18,221	1,453,125
Robert Half International, Inc.	25,115	1,044,533
		2,497,658
Road & Rail - 0.6%
Norfolk Southern Corp.	722	60,691
Union Pacific Corp.	38,863	3,271,876
		3,332,567
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	11,385	853,306

TOTAL INDUSTRIALS		52,819,455

INFORMATION TECHNOLOGY - 29.6%
Communications Equipment - 1.9%
Brocade Communications Systems, Inc.	315,433	2,857,823
Cisco Systems, Inc.	104,744	3,042,813
F5 Networks, Inc. (a)	7,705	849,091
Juniper Networks, Inc.	86,073	2,014,969
Motorola Solutions, Inc.	36,966	2,560,635
		11,325,331
Electronic Equipment & Components - 0.5%
Belden, Inc.	1,024	66,222
Dolby Laboratories, Inc. Class A	18,109	859,272
Fitbit, Inc. (b)	131,511	1,864,826
SYNNEX Corp.	210	19,131
		2,809,451
Internet Software & Services - 7.2%
Alphabet, Inc.:
Class A	15,796	11,828,835
Class C	11,838	8,709,453
eBay, Inc. (a)	180,855	4,423,713
Facebook, Inc. Class A (a)	141,932	16,862,941
Rackspace Hosting, Inc. (a)	10,374	259,350
		42,084,292
IT Services - 5.2%
Accenture PLC Class A	16,038	1,908,041
Alliance Data Systems Corp. (a)	10,004	2,222,789
Amdocs Ltd.	29,908	1,734,365
Cognizant Technology Solutions Corp. Class A (a)	40,417	2,483,220
CSRA, Inc.	6,615	163,854
DST Systems, Inc.	6,353	768,205
First Data Corp. Class A (a)	77,876	975,786
Global Payments, Inc.	31,626	2,457,024
IBM Corp.	27,518	4,230,617
Leidos Holdings, Inc.	5,633	278,270
MasterCard, Inc. Class A	27,948	2,680,213
Paychex, Inc.	49,031	2,658,461
Total System Services, Inc.	46,931	2,520,195
Visa, Inc. Class A	67,754	5,348,501
		30,429,541
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	125,364	3,061,389
Intel Corp.	111,986	3,537,638
KLA-Tencor Corp.	387	28,224
Lam Research Corp.	1,422	117,756
Qualcomm, Inc.	62,229	3,417,617
Texas Instruments, Inc.	24,876	1,507,486
		11,670,110
Software - 7.0%
Adobe Systems, Inc. (a)	33,001	3,282,609
Aspen Technology, Inc. (a)	43,065	1,641,638
CA Technologies, Inc.	49,562	1,601,844
Citrix Systems, Inc. (a)	41,982	3,565,111
Electronic Arts, Inc. (a)	55,725	4,276,894
Intuit, Inc.	30,798	3,284,915
Manhattan Associates, Inc. (a)	5,518	363,802
Mentor Graphics Corp.	25,873	554,717
Microsoft Corp.	290,397	15,391,041
Oracle Corp.	80,253	3,226,171
Salesforce.com, Inc. (a)	1,117	93,504
Synopsys, Inc. (a)	49,063	2,535,085
VMware, Inc. Class A (a)(b)	25,541	1,546,763
		41,364,094
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	342,275	34,179,572

TOTAL INFORMATION TECHNOLOGY		173,862,391

MATERIALS - 3.1%
Chemicals - 2.9%
E.I. du Pont de Nemours & Co.	10,238	669,668
Eastman Chemical Co.	3,018	221,400
LyondellBasell Industries NV Class A	55,515	4,516,700
Monsanto Co.	18,736	2,107,238
PPG Industries, Inc.	38,873	4,185,845
The Dow Chemical Co. (b)	60,849	3,125,205
Westlake Chemical Corp.	54,355	2,398,686
		17,224,742
Construction Materials - 0.1%
Eagle Materials, Inc.	3,686	288,688
Containers & Packaging - 0.1%
Packaging Corp. of America	10,978	749,029
Metals & Mining - 0.0%
Worthington Industries, Inc.	4,924	183,961

TOTAL MATERIALS		18,446,420

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	123,498	4,834,947
Verizon Communications, Inc.	265,709	13,524,588
		18,359,535
TOTAL COMMON STOCKS
(Cost $508,532,692)		580,423,598
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.32% 9/15/16 (c)
(Cost $999,049)	1,000,000	999,055
	Shares	Value

Money Market Funds - 8.7%
Dreyfus Cash Management Institutional Shares, 0.30% (d)	6,836,729	$6,836,729
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	44,543,189	44,543,189
TOTAL MONEY MARKET FUNDS
(Cost $51,379,918)		51,379,918
TOTAL INVESTMENT PORTFOLIO - 107.7%
(Cost $560,911,659)		632,802,571
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(45,198,312)
NET ASSETS - 100%		$587,604,259

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
68 CME E-mini S&P 500 Index Contracts (United States)	June 2016	7,122,660	$323,298

The face value of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $276,738.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$24,282
Total	$24,282

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$126,374,708	$126,374,708	$--	$--
Consumer Staples	60,172,715	60,172,715	--	--
Energy	5,289,986	5,289,986	--	--
Financials	23,360,997	23,360,997	--	--
Health Care	101,737,391	101,737,391	--	--
Industrials	52,819,455	52,819,455	--	--
Information Technology	173,862,391	173,862,391	--	--
Materials	18,446,420	18,446,420	--	--
Telecommunication Services	18,359,535	18,359,535	--	--
U.S. Government and Government Agency Obligations	999,055	--	999,055	--
Money Market Funds	51,379,918	51,379,918	--	--
Total Investments in Securities:	$632,802,571	$631,803,516	$999,055	$--
Derivative Instruments:
Assets
Futures Contracts	$323,298	$323,298	$--	$--
Total Assets	$323,298	$323,298	$--	$--
Total Derivative Instruments:	$323,298	$323,298	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $563,229,684. Net unrealized appreciation aggregated $69,572,887, of which $87,376,912 related to appreciated investment securities and $17,804,025 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Value Enhanced Index Fund

May 31, 2016

VEI-QTLY-0716
1.850084.109

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 1.0%
BorgWarner, Inc.	75,820	$2,580,155
Gentex Corp.	594,262	9,852,864
Johnson Controls, Inc.	40,310	1,779,687
Lear Corp.	18,742	2,225,800
Tenneco, Inc. (a)	22,043	1,184,150
		17,622,656
Automobiles - 1.8%
Ford Motor Co.	1,329,877	17,940,041
General Motors Co.	523,813	16,384,871
		34,324,912
Distributors - 0.1%
LKQ Corp. (a)	72,641	2,402,238
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp. unit (b)	234,522	11,196,080
Leisure Products - 0.3%
Brunswick Corp.	106,217	5,084,608
Hasbro, Inc.	618	53,945
		5,138,553
Media - 0.8%
Comcast Corp. Class A	15,618	988,619
Discovery Communications, Inc. Class C (non-vtg.) (a)	82,612	2,211,523
Gannett Co., Inc.	12,230	191,033
MSG Network, Inc. Class A (a)	290,955	5,036,431
The Walt Disney Co.	8,612	854,483
Time Warner, Inc.	76,256	5,769,529
		15,051,618
Multiline Retail - 0.7%
Target Corp.	185,981	12,791,773
Specialty Retail - 0.7%
American Eagle Outfitters, Inc.	110,547	1,728,955
Best Buy Co., Inc.	218,345	7,024,159
GNC Holdings, Inc.	171,572	4,469,451
		13,222,565

TOTAL CONSUMER DISCRETIONARY		111,750,395

CONSUMER STAPLES - 8.0%
Beverages - 0.4%
PepsiCo, Inc.	78,306	7,922,218
Food & Staples Retailing - 2.2%
Manitowoc Foodservice, Inc. (a)	8,893	146,468
Wal-Mart Stores, Inc. (b)	410,608	29,062,834
Walgreens Boots Alliance, Inc.	149,089	11,539,489
		40,748,791
Food Products - 1.9%
Archer Daniels Midland Co.	157,630	6,741,835
Bunge Ltd.	56,818	3,810,783
Campbell Soup Co.	84,507	5,118,589
Ingredion, Inc.	20,241	2,376,496
Mondelez International, Inc.	72,762	3,237,181
Pilgrim's Pride Corp. (b)	70,157	1,744,805
Tyson Foods, Inc. Class A	193,592	12,347,298
		35,376,987
Household Products - 2.6%
Church & Dwight Co., Inc.	8,851	871,646
Clorox Co.	18,721	2,406,397
Procter & Gamble Co.	567,848	46,018,402
		49,296,445
Tobacco - 0.9%
Altria Group, Inc.	166,505	10,596,378
Philip Morris International, Inc. (b)	54,882	5,415,756
		16,012,134

TOTAL CONSUMER STAPLES		149,356,575

ENERGY - 12.4%
Energy Equipment & Services - 2.3%
Atwood Oceanics, Inc. (b)	873,805	9,323,499
Diamond Offshore Drilling, Inc. (b)	62,025	1,601,486
Dril-Quip, Inc. (a)	159,435	9,730,318
Ensco PLC Class A	44,091	436,060
FMC Technologies, Inc. (a)	248,067	6,754,864
Oceaneering International, Inc.	99,181	3,278,924
Rowan Companies PLC (b)	115,561	1,956,448
Schlumberger Ltd.	111,174	8,482,576
Transocean Ltd. (United States) (b)	188,427	1,844,700
		43,408,875
Oil, Gas & Consumable Fuels - 10.1%
Antero Resources Corp. (a)	353,498	10,262,047
Apache Corp.	100,785	5,758,855
Chevron Corp.	244,769	24,721,669
Columbia Pipeline Group, Inc.	1,497	38,233
ConocoPhillips Co.	166,474	7,289,896
EOG Resources, Inc.	32,624	2,654,289
EQT Corp.	159,450	11,679,713
Exxon Mobil Corp. (b)	839,969	74,774,038
Kinder Morgan, Inc.	537,770	9,722,882
Marathon Petroleum Corp.	136,423	4,751,613
Occidental Petroleum Corp.	9,448	712,757
Parsley Energy, Inc. Class A (a)	79,310	2,067,612
Pioneer Natural Resources Co. (b)	25,680	4,117,018
Range Resources Corp. (b)	74,174	3,159,071
Tesoro Corp.	140,942	11,004,751
Valero Energy Corp.	258,722	14,152,093
Western Refining, Inc. (b)	166,944	3,545,891
		190,412,428

TOTAL ENERGY		233,821,303

FINANCIALS - 26.6%
Banks - 10.2%
Bank of America Corp.	2,476,152	36,622,288
CIT Group, Inc.	77,781	2,664,777
Citigroup, Inc.	419,243	19,524,147
Citizens Financial Group, Inc.	33,733	794,412
East West Bancorp, Inc.	20,490	790,914
First Horizon National Corp.	9,523	138,655
First Republic Bank	10,413	754,005
JPMorgan Chase & Co.	822,652	53,694,496
KeyCorp	194,950	2,499,259
Pinnacle Financial Partners, Inc.	4,552	223,867
PNC Financial Services Group, Inc.	37,876	3,398,992
Regions Financial Corp.	544,437	5,351,816
SunTrust Banks, Inc.	197,801	8,667,640
U.S. Bancorp (b)	98,272	4,208,007
Wells Fargo & Co.	1,030,475	52,265,692
		191,598,967
Capital Markets - 2.5%
Affiliated Managers Group, Inc. (a)	3,359	582,854
Bank of New York Mellon Corp.	51,773	2,177,572
Franklin Resources, Inc.	171,881	6,419,755
Goldman Sachs Group, Inc.	118,172	18,846,071
Morgan Stanley	617,829	16,909,980
Raymond James Financial, Inc.	27,603	1,547,700
Waddell & Reed Financial, Inc. Class A	53,424	1,141,671
		47,625,603
Consumer Finance - 2.7%
American Express Co.	228,423	15,021,096
Capital One Financial Corp.	142,705	10,451,714
Discover Financial Services	226,556	12,870,646
Navient Corp.	360,574	4,943,470
Santander Consumer U.S.A. Holdings, Inc. (a)	22,769	292,809
Synchrony Financial (a)	255,660	7,976,592
		51,556,327
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc. Class B (a)	271,672	38,180,783
CME Group, Inc.	122,325	11,974,394
IntercontinentalExchange, Inc.	24,714	6,700,460
Leucadia National Corp.	590,427	10,686,729
		67,542,366
Insurance - 3.6%
AFLAC, Inc.	212,793	14,780,602
American International Group, Inc.	44,218	2,559,338
American National Insurance Co.	4,643	554,885
Aspen Insurance Holdings Ltd.	117,384	5,616,824
Assured Guaranty Ltd.	198,849	5,347,050
Chubb Ltd.	9,498	1,202,542
CNA Financial Corp.	5,928	194,794
Endurance Specialty Holdings Ltd.	42,154	2,863,100
FNF Group	11,248	393,118
Lincoln National Corp.	126,670	5,807,820
MetLife, Inc.	52,919	2,410,460
Old Republic International Corp.	228,667	4,381,260
Pricoa Global Funding I	26,639	2,111,141
Principal Financial Group, Inc.	55,145	2,457,261
Progressive Corp.	150,891	5,024,670
Reinsurance Group of America, Inc.	8,056	798,672
The Travelers Companies, Inc.	95,706	10,923,883
		67,427,420
Real Estate Investment Trusts - 4.0%
Annaly Capital Management, Inc. (b)	104,051	1,100,860
Care Capital Properties, Inc.	86,026	2,235,816
CBL & Associates Properties, Inc.	368,673	3,546,634
Chimera Investment Corp.	568,722	8,525,143
Corrections Corp. of America	73,377	2,465,467
DCT Industrial Trust, Inc.	20,654	890,807
Duke Realty LP	16,742	396,283
Host Hotels & Resorts, Inc. (b)	45,694	703,688
Lamar Advertising Co. Class A	125,265	8,148,488
Liberty Property Trust (SBI)	24,026	896,650
MFA Financial, Inc.	1,125,648	8,115,922
Mid-America Apartment Communities, Inc. (b)	5,431	559,339
New Residential Investment Corp.	138,107	1,875,493
Public Storage	38,502	9,768,342
RLJ Lodging Trust	113,286	2,321,230
Senior Housing Properties Trust (SBI)	56,870	1,062,332
Simon Property Group, Inc.	9,240	1,826,194
Starwood Property Trust, Inc.	198,593	4,094,988
Store Capital Corp.	51,245	1,308,285
Two Harbors Investment Corp.	215,744	1,829,509
Weyerhaeuser Co.	412,626	12,997,719
WP Carey, Inc.	1,489	95,460
		74,764,649
Real Estate Management & Development - 0.0%
The RMR Group, Inc. (a)	1,869	55,397

TOTAL FINANCIALS		500,570,729

HEALTH CARE - 13.1%
Biotechnology - 1.0%
Amgen, Inc.	60,092	9,491,531
Biogen, Inc. (a)	12,156	3,521,958
United Therapeutics Corp. (a)(b)	56,066	6,675,779
		19,689,268
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories (b)	509,835	20,204,761
Hologic, Inc. (a)	79,985	2,752,284
Medtronic PLC (b)	135,978	10,943,509
		33,900,554
Health Care Providers & Services - 2.2%
Aetna, Inc. (b)	71,305	8,073,865
Anthem, Inc.	109,766	14,506,675
Express Scripts Holding Co. (a)(b)	141,234	10,670,229
Laboratory Corp. of America Holdings (a)	11,598	1,483,964
McKesson Corp.	31,059	5,688,145
		40,422,878
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	17,786	816,200
Bruker Corp.	97,917	2,585,009
Quintiles Transnational Holdings, Inc. (a)	11,256	764,170
		4,165,379
Pharmaceuticals - 7.9%
Allergan PLC (a)	25,504	6,012,568
Johnson & Johnson	525,176	59,182,083
Merck & Co., Inc.	612,734	34,472,415
Pfizer, Inc.	1,397,822	48,504,423
		148,171,489

TOTAL HEALTH CARE		246,349,568

INDUSTRIALS - 8.1%
Aerospace & Defense - 2.6%
Curtiss-Wright Corp.	5,336	444,062
General Dynamics Corp.	66,549	9,441,307
Huntington Ingalls Industries, Inc.	56,648	8,690,370
L-3 Communications Holdings, Inc.	4,132	566,952
Moog, Inc. Class A (a)	16,773	904,568
Raytheon Co.	57,925	7,511,135
Spirit AeroSystems Holdings, Inc. Class A (a)	143,945	6,733,747
The Boeing Co.	71,523	9,022,626
United Technologies Corp.	55,707	5,603,010
Vectrus, Inc. (a)	4,131	104,969
		49,022,746
Building Products - 0.3%
Owens Corning	126,623	6,466,637
Commercial Services & Supplies - 0.2%
Deluxe Corp.	39,167	2,550,947
KAR Auction Services, Inc.	17,902	734,698
		3,285,645
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	259,810	6,243,234
Electrical Equipment - 0.4%
Eaton Corp. PLC (b)	116,272	7,165,843
Industrial Conglomerates - 2.7%
3M Co.	52,123	8,773,343
General Electric Co. (b)	1,385,774	41,891,948
		50,665,291
Machinery - 1.4%
Allison Transmission Holdings, Inc.	96,945	2,723,185
CLARCOR, Inc.	4,231	250,898
Cummins, Inc. (b)	90,567	10,367,204
Ingersoll-Rand PLC	20,970	1,401,006
PACCAR, Inc.	58,021	3,234,671
SPX Flow, Inc. (a)	17,589	527,142
Stanley Black & Decker, Inc.	24,489	2,771,665
Trinity Industries, Inc. (b)	228,923	4,134,349
		25,410,120
Road & Rail - 0.1%
Norfolk Southern Corp.	33,603	2,824,668
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	13,803	1,034,535

TOTAL INDUSTRIALS		152,118,719

INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 2.8%
Brocade Communications Systems, Inc.	904,754	8,197,071
Cisco Systems, Inc.	1,254,631	36,447,031
Juniper Networks, Inc.	291,893	6,833,215
Motorola Solutions, Inc.	18,235	1,263,138
		52,740,455
Electronic Equipment & Components - 0.3%
Dolby Laboratories, Inc. Class A	14,724	698,654
Fitbit, Inc.	77,663	1,101,261
TE Connectivity Ltd.	2,552	153,120
Tech Data Corp. (a)	44,469	3,360,522
		5,313,557
Internet Software & Services - 0.4%
eBay, Inc. (a)	308,460	7,544,932
IT Services - 0.8%
CSRA, Inc.	70,072	1,735,683
First Data Corp. Class A (a)	77,876	975,786
IBM Corp.	10,319	1,586,443
Xerox Corp.	1,061,085	10,579,017
		14,876,929
Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	258,495	6,312,448
Intel Corp.	1,101,464	34,795,248
Micron Technology, Inc. (a)	14,213	180,789
Qualcomm, Inc.	340,897	18,722,063
		60,010,548
Software - 2.2%
CA Technologies, Inc.	33,290	1,075,933
Electronic Arts, Inc. (a)	83,818	6,433,032
Mentor Graphics Corp.	18,687	400,649
Microsoft Corp.	522,354	27,684,762
Oracle Corp.	87,265	3,508,053
Symantec Corp.	96,962	1,683,260
Synopsys, Inc. (a)	13,411	692,946
		41,478,635
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	76,622	7,651,473
EMC Corp.	194,596	5,438,958
Hewlett Packard Enterprise Co.	147,458	2,723,549
HP, Inc.	959,527	12,838,471
NetApp, Inc.	84,508	2,157,489
Western Digital Corp. (b)	246,808	11,486,444
		42,296,384

TOTAL INFORMATION TECHNOLOGY		224,261,440

MATERIALS - 3.8%
Chemicals - 2.0%
Celanese Corp. Class A	5,050	355,924
E.I. du Pont de Nemours & Co.	50,804	3,323,090
LyondellBasell Industries NV Class A	114,109	9,283,908
PPG Industries, Inc.	39,576	4,261,544
The Dow Chemical Co. (b)	341,062	17,516,944
Westlake Chemical Corp.	64,835	2,861,169
		37,602,579
Construction Materials - 0.1%
Vulcan Materials Co.	13,135	1,533,511
Metals & Mining - 1.7%
Newmont Mining Corp.	258,181	8,367,646
Nucor Corp.	177,605	8,615,619
Reliance Steel & Aluminum Co.	139,097	10,341,862
Steel Dynamics, Inc.	216,246	5,339,114
Worthington Industries, Inc.	8,018	299,552
		32,963,793

TOTAL MATERIALS		72,099,883

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	1,145,319	44,839,239
CenturyLink, Inc.	269,891	7,319,444
Verizon Communications, Inc.	226,020	11,504,418
		63,663,101
UTILITIES - 5.5%
Electric Utilities - 3.7%
American Electric Power Co., Inc.	40,978	2,652,506
Duke Energy Corp.	206,755	16,174,444
Edison International	13,654	978,036
Entergy Corp.	105,106	7,979,648
Exelon Corp.	396,786	13,597,856
FirstEnergy Corp.	231,094	7,582,194
NextEra Energy, Inc.	39,611	4,758,073
OGE Energy Corp.	32,802	990,292
PPL Corp.	351,626	13,551,666
Southern Co.	46,756	2,311,617
		70,576,332
Gas Utilities - 0.6%
ONE Gas, Inc.	4,760	279,174
UGI Corp.	244,170	10,479,776
		10,758,950
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	96,854	1,586,469
Multi-Utilities - 1.0%
MDU Resources Group, Inc.	23,843	545,289
NiSource, Inc.	271,657	6,481,736
Public Service Enterprise Group, Inc.	264,637	11,842,506
		18,869,531
Water Utilities - 0.1%
American Water Works Co., Inc.	14,980	1,110,018

TOTAL UTILITIES		102,901,300

TOTAL COMMON STOCKS
(Cost $1,771,961,348)		1,856,893,013
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.32% 9/15/16 (c)
(Cost $1,998,098)	2,000,000	1,998,110
	Shares	Value

Money Market Funds - 10.3%
Dreyfus Cash Management Institutional Shares, 0.30% (d)	26,333,697	$26,333,697
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	167,681,597	167,681,597
TOTAL MONEY MARKET FUNDS
(Cost $194,015,294)		194,015,294
TOTAL INVESTMENT PORTFOLIO - 109.2%
(Cost $1,967,974,740)		2,052,906,417
NET OTHER ASSETS (LIABILITIES) - (9.2)%		(173,361,716)
NET ASSETS - 100%		$1,879,544,701

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
216 CME E-mini S&P 500 Index Contracts (United States)	June 2016	22,624,920	$937,052

The face value of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,183,880.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$98,209
Total	$98,209

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$111,750,395	$111,750,395	$--	$--
Consumer Staples	149,356,575	149,356,575	--	--
Energy	233,821,303	233,821,303	--	--
Financials	500,570,729	500,570,729	--	--
Health Care	246,349,568	246,349,568	--	--
Industrials	152,118,719	152,118,719	--	--
Information Technology	224,261,440	224,261,440	--	--
Materials	72,099,883	72,099,883	--	--
Telecommunication Services	63,663,101	63,663,101	--	--
Utilities	102,901,300	102,901,300	--	--
U.S. Government and Government Agency Obligations	1,998,110	--	1,998,110	--
Money Market Funds	194,015,294	194,015,294	--	--
Total Investments in Securities:	$2,052,906,417	$2,050,908,307	$1,998,110	$--
Derivative Instruments:
Assets
Futures Contracts	$937,052	$937,052	$--	$--
Total Assets	$937,052	$937,052	$--	$--
Total Derivative Instruments:	$937,052	$937,052	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $1,985,392,178. Net unrealized appreciation aggregated $67,514,239, of which $140,762,935 related to appreciated investment securities and $73,248,696 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Enhanced Index Fund

May 31, 2016

IEI-QTLY-0716
1.870940.108

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 6.5%
Australia & New Zealand Banking Group Ltd.	83,802	$1,543,270
BHP Billiton Ltd.	98,142	1,323,431
Cimic Group Ltd.	30,704	829,955
Commonwealth Bank of Australia	12,277	687,052
CSL Ltd. (a)	16,005	1,337,966
Flight Centre Travel Group Ltd.	11,087	253,295
Fortescue Metals Group Ltd.	72,039	155,157
Goodman Group unit	126,410	649,590
Harvey Norman Holdings Ltd.	164,597	542,469
Macquarie Group Ltd.	12,609	682,302
Mirvac Group unit	116,119	163,234
National Australia Bank Ltd.	5,894	115,310
Origin Energy Ltd.	15,651	64,590
Qantas Airways Ltd.	259,505	577,676
Rio Tinto Ltd.	12,645	408,430
Tabcorp Holdings Ltd.	45,791	146,282
Telstra Corp. Ltd.	256,462	1,036,151
Westpac Banking Corp.	12,258	271,048
Woolworths Ltd.	7,055	112,790

TOTAL AUSTRALIA		10,899,998

Austria - 0.0%
Erste Group Bank AG	1,832	49,023
Bailiwick of Jersey - 0.6%
Experian PLC	581	10,990
WPP PLC	44,166	1,018,551

TOTAL BAILIWICK OF JERSEY		1,029,541

Belgium - 1.2%
Anheuser-Busch InBev SA NV	14,354	1,814,288
Groupe Bruxelles Lambert SA	2,244	190,779

TOTAL BELGIUM		2,005,067

Bermuda - 0.3%
Kerry Properties Ltd.	234,500	586,043
Cayman Islands - 0.7%
Cheung Kong Property Holdings Ltd.	83,500	522,765
CK Hutchison Holdings Ltd.	46,524	540,033
WH Group Ltd.	166,500	128,130

TOTAL CAYMAN ISLANDS		1,190,928

Denmark - 2.0%
Danske Bank A/S	1,008	29,088
Novo Nordisk A/S Series B	41,417	2,317,843
Vestas Wind Systems A/S	14,480	1,037,581

TOTAL DENMARK		3,384,512

Finland - 1.0%
Neste Oyj	21,000	707,746
Orion Oyj (B Shares)	24,140	866,215
Sampo Oyj (A Shares)	987	44,004
Stora Enso Oyj (R Shares)	6,048	51,849
UPM-Kymmene Corp.	5,208	100,190

TOTAL FINLAND		1,770,004

France - 8.4%
AXA SA	37,529	943,012
BNP Paribas SA	9,887	547,453
Bouygues SA	24,520	796,640
Christian Dior SA	3,855	628,592
CNP Assurances	8,516	144,499
EDF SA (b)	18,763	249,998
Eurazeo SA	4,451	289,765
L'Oreal SA	3,663	688,375
LVMH Moet Hennessy - Louis Vuitton SA	2,216	354,763
Numericable Group SA	8,362	259,907
Orange SA	75,717	1,317,491
Peugeot Citroen SA (a)	60,961	959,431
Renault SA	6,362	597,016
Safran SA	2,225	155,966
Sanofi SA	25,566	2,101,329
Societe Generale Series A	3,754	154,906
Technip SA	33	1,809
Total SA	35,971	1,744,571
Unibail-Rodamco	2,181	587,016
Valeo SA	1,662	250,847
VINCI SA	16,861	1,269,806
Vivendi SA	5,942	117,703

TOTAL FRANCE		14,160,895

Germany - 7.3%
Allianz SE	7,906	1,291,253
BASF AG	16,931	1,309,055
Bayer AG	13,464	1,282,267
Commerzbank AG	30,353	260,046
Daimler AG (Germany)	6,556	447,811
Deutsche Bank AG	4,509	80,547
Deutsche Boerse AG	2,287	200,390
Deutsche Telekom AG	11,294	199,427
E.ON AG	67,493	663,806
Evonik Industries AG	6,772	199,674
Fresenius SE & Co. KGaA	13,062	985,803
Merck KGaA	1,229	123,002
Metro AG	15,911	522,781
Muenchener Rueckversicherungs AG	3,071	577,358
OSRAM Licht AG	16,709	889,220
ProSiebenSat.1 Media AG	18,470	928,581
SAP AG	4,168	337,565
Siemens AG	18,469	1,989,593

TOTAL GERMANY		12,288,179

Hong Kong - 2.6%
AIA Group Ltd.	23,800	139,203
Hang Lung Properties Ltd.	47,000	89,757
Henderson Land Development Co. Ltd.	16,000	97,082
HKT Trust/HKT Ltd. unit	104,000	150,698
Hysan Development Co. Ltd.	53,005	228,507
Link (REIT)	164,000	1,007,753
New World Development Co. Ltd.	295,581	279,196
PCCW Ltd.	80,000	52,196
Sino Land Ltd.	210,438	322,261
Sun Hung Kai Properties Ltd.	24,000	282,243
Wharf Holdings Ltd.	161,000	871,222
Wheelock and Co. Ltd.	185,000	833,253

TOTAL HONG KONG		4,353,371

Ireland - 0.1%
Paddy Power PLC (Ireland)	1,165	157,234
Israel - 0.8%
Check Point Software Technologies Ltd. (a)(b)	10,094	857,687
Taro Pharmaceutical Industries Ltd. (a)	3,455	504,845

TOTAL ISRAEL		1,362,532

Italy - 1.6%
Atlantia SpA	12,463	336,135
Enel SpA	172,522	782,275
EXOR SpA	8,415	319,183
Intesa Sanpaolo SpA	98,574	253,138
Mediobanca SpA	37,435	290,315
Terna SpA	48,584	269,420
UniCredit SpA	138,598	443,511

TOTAL ITALY		2,693,977

Japan - 22.8%
Alps Electric Co. Ltd.	9,200	183,769
Amada Holdings Co. Ltd.	80,600	881,731
Asahi Kasei Corp.	49,000	326,271
Astellas Pharma, Inc.	65,900	895,451
Canon, Inc.	31,900	920,793
Central Japan Railway Co.	5,900	1,038,125
Chubu Electric Power Co., Inc.	68,900	937,658
Concordia Financial Group Ltd. (a)	11,800	54,467
Dai-ichi Mutual Life Insurance Co.	30,800	401,093
Daito Trust Construction Co. Ltd.	3,700	536,090
Fuji Electric Co. Ltd.	7,000	28,126
Fuji Heavy Industries Ltd.	26,900	996,284
Fujifilm Holdings Corp.	2,400	96,738
Fujitsu Ltd.	70,000	280,743
Hakuhodo DY Holdings, Inc.	1,100	13,707
Honda Motor Co. Ltd.	8,200	230,105
Hoya Corp.	25,300	885,584
Iida Group Holdings Co. Ltd.	39,200	814,509
Isuzu Motors Ltd.	12,200	145,862
Itochu Corp.	82,200	1,023,837
ITOCHU Techno-Solutions Corp.	8,600	189,736
Japan Post Bank Co. Ltd.	4,600	54,735
Japan Tobacco, Inc.	900	35,492
JTEKT Corp.	30,700	421,395
JX Holdings, Inc.	95,900	372,492
Kansai Electric Power Co., Inc. (a)	70,300	678,051
Kao Corp.	21,300	1,164,857
KDDI Corp.	46,100	1,337,393
Konica Minolta, Inc.	28,700	245,797
Medipal Holdings Corp.	10,500	181,121
Mitsubishi Chemical Holdings Corp.	178,200	900,585
Mitsubishi Electric Corp.	65,000	778,032
Mitsubishi Motors Corp. of Japan	177,200	919,803
Mitsubishi Tanabe Pharma Corp.	45,400	759,021
Mitsubishi UFJ Financial Group, Inc.	268,500	1,326,530
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,400	82,876
Mitsui Chemicals, Inc.	72,000	268,590
mixi, Inc.	22,300	855,382
Mizuho Financial Group, Inc.	802,000	1,254,018
MS&AD Insurance Group Holdings, Inc.	25,600	723,610
Murata Manufacturing Co. Ltd.	5,600	646,611
Nexon Co. Ltd.	26,300	429,899
Nippon Electric Glass Co. Ltd.	46,000	220,148
Nippon Steel & Sumitomo Metal Corp.	3,300	67,684
Nippon Telegraph & Telephone Corp.	27,500	1,203,542
Nissan Motor Co. Ltd.	11,100	111,485
NKSJ Holdings, Inc.	26,900	752,482
Nomura Holdings, Inc.	1,200	5,150
Nomura Real Estate Master Fund, Inc.	194	305,756
NTT DOCOMO, Inc.	52,600	1,314,137
Obayashi Corp.	8,400	87,977
Ono Pharmaceutical Co. Ltd.	8,800	388,722
ORIX Corp.	75,600	1,042,383
Panasonic Corp.	63,300	585,531
Resona Holdings, Inc.	87,200	329,118
Seven & i Holdings Co. Ltd.	5,800	246,762
Shin-Etsu Chemical Co. Ltd.	19,800	1,148,199
Sumitomo Chemical Co. Ltd.	203,000	922,855
Sumitomo Mitsui Financial Group, Inc.	17,200	555,722
Sumitomo Rubber Industries Ltd.	23,200	338,598
Suzuki Motor Corp.	15,900	405,141
TDK Corp.	3,000	173,806
Teijin Ltd.	34,000	118,832
Tokio Marine Holdings, Inc.	7,600	260,860
Tokyo Electric Power Co., Inc. (a)	168,900	789,810
Tokyo Electron Ltd.	13,900	1,023,303
TonenGeneral Sekiyu K.K.	41,000	387,593
Toyota Motor Corp.	24,100	1,246,225
Toyota Tsusho Corp.	800	18,762
Yokogawa Electric Corp.	7,800	89,416

TOTAL JAPAN		38,456,968

Luxembourg - 0.1%
RTL Group SA	2,560	229,608
Netherlands - 5.5%
AerCap Holdings NV (a)	21,209	829,060
Airbus Group NV	7,512	467,442
CNH Industrial NV	52,551	370,705
Fiat Chrysler Automobiles NV	127,585	910,657
Heineken Holding NV	11,344	930,739
Heineken NV (Bearer)	3,531	327,934
ING Groep NV (Certificaten Van Aandelen)	73,287	906,882
Koninklijke Ahold NV	46,720	1,035,776
Koninklijke Boskalis Westminster NV	4,808	174,130
NN Group NV	10,584	353,465
STMicroelectronics NV	150,087	902,263
Unilever NV (Certificaten Van Aandelen) (Bearer)	35,800	1,607,411
Vopak NV	8,185	426,483

TOTAL NETHERLANDS		9,242,947

New Zealand - 0.1%
Spark New Zealand Ltd.	93,354	233,704
Norway - 1.0%
DNB ASA	21,523	276,061
Norsk Hydro ASA	192,257	766,445
Telenor ASA	34,699	576,681
Yara International ASA	450	16,229

TOTAL NORWAY		1,635,416

Portugal - 0.1%
Energias de Portugal SA	14,705	49,003
Galp Energia SGPS SA Class B	15,840	207,615

TOTAL PORTUGAL		256,618

Singapore - 1.4%
Jardine Cycle & Carriage Ltd.	7,900	193,900
United Overseas Bank Ltd.	34,600	457,782
Wilmar International Ltd.	344,800	831,266
Yangzijiang Shipbuilding Holdings Ltd.	1,251,500	831,546

TOTAL SINGAPORE		2,314,494

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	4,318	142,451
Banco Bilbao Vizcaya Argentaria SA	124,486	824,268
Banco Santander SA (Spain)	251,921	1,202,079
Endesa SA	10,035	206,337
Gas Natural SDG SA	29,118	576,363
Inditex SA	26,130	882,787

TOTAL SPAIN		3,834,285

Sweden - 2.9%
Boliden AB	4,692	83,025
Electrolux AB (B Shares)	7,751	207,961
Investor AB (B Shares)	2,732	95,048
Nordea Bank AB	67,917	659,112
Skandinaviska Enskilda Banken AB (A Shares)	4,998	47,905
Skanska AB (B Shares)	23,010	505,366
Svenska Handelsbanken AB (A Shares)	2,725	34,902
Swedbank AB (A Shares)	937	20,624
Swedish Match Co. AB	23,358	796,956
Telefonaktiebolaget LM Ericsson (B Shares)	128,103	988,864
TeliaSonera AB	148,749	697,395
Volvo AB (B Shares)	61,315	682,515

TOTAL SWEDEN		4,819,673

Switzerland - 10.4%
ABB Ltd. (Reg.)	64,052	1,333,715
Actelion Ltd.	368	60,383
Coca-Cola HBC AG	21,280	413,925
Compagnie Financiere Richemont SA Series A	2,185	128,790
Credit Suisse Group AG	6,949	95,684
Givaudan SA	68	130,322
Kuehne & Nagel International AG	4,543	638,945
Lonza Group AG	68	11,739
Nestle SA	55,221	4,080,814
Novartis AG	41,612	3,307,009
Pargesa Holding SA	824	54,422
Partners Group Holding AG	122	51,427
Roche Holding AG (participation certificate)	12,988	3,411,377
SGS SA (Reg.)	265	565,458
Sika AG	37	160,060
Swatch Group AG (Bearer)	976	287,118
Swiss Re Ltd.	7,634	685,996
Syngenta AG (Switzerland)	872	342,891
UBS Group AG	63,262	977,570
Zurich Insurance Group AG	3,046	737,199

TOTAL SWITZERLAND		17,474,844

United Kingdom - 18.2%
3i Group PLC	42,873	348,664
AstraZeneca PLC:
(United Kingdom)	1,546	90,227
sponsored ADR	32,380	961,686
Aviva PLC	19,315	125,678
Barclays PLC	312,272	821,826
Barratt Developments PLC	21,375	183,274
Berkeley Group Holdings PLC	19,362	918,407
BHP Billiton PLC	14,417	169,916
BP PLC	98,002	505,439
British American Tobacco PLC (United Kingdom)	22,025	1,339,831
British Land Co. PLC	36,678	393,107
BT Group PLC	205,687	1,315,540
Burberry Group PLC	5,867	91,263
Carnival PLC	18,354	906,215
Diageo PLC	10,067	273,170
GlaxoSmithKline PLC	1,351	28,234
GlaxoSmithKline PLC sponsored ADR	43,131	1,827,460
Hammerson PLC	40,642	340,822
HSBC Holdings PLC:
(United Kingdom)	38,442	248,469
sponsored ADR (b)	47,485	1,540,413
Imperial Tobacco Group PLC	26,720	1,455,504
ITV PLC	705	2,188
Johnson Matthey PLC	7,044	294,231
Kingfisher PLC	188,962	1,003,000
Land Securities Group PLC	25,508	430,773
Legal & General Group PLC	96,725	335,379
Lloyds Banking Group PLC	553,090	575,738
Marks & Spencer Group PLC	141,955	780,590
Meggitt PLC	21,512	120,889
National Grid PLC	92,659	1,350,895
Old Mutual PLC	11,516	29,706
Persimmon PLC	31,163	948,736
Prudential PLC	23,062	459,791
Reckitt Benckiser Group PLC	17,092	1,701,668
Rio Tinto PLC	30,394	847,012
Royal Dutch Shell PLC:
Class A (United Kingdom)	57,901	1,390,105
Class B (United Kingdom)	24,432	586,525
Royal Mail PLC	106,896	837,591
SABMiller PLC	10,823	673,184
Segro PLC	47,901	303,804
SKY PLC	18,515	258,374
Standard Chartered PLC (United Kingdom)	13,324	102,143
Unilever PLC	31,452	1,432,630
Vodafone Group PLC	528,288	1,764,337
William Hill PLC	138,292	623,309

TOTAL UNITED KINGDOM		30,737,743

TOTAL COMMON STOCKS
(Cost $165,886,682)		165,167,604

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Henkel AG & Co. KGaA
(Cost $615,440)	6,276	731,468
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.32% 9/15/16(c)
(Cost $499,524)	$500,000	499,528
	Shares	Value

Money Market Funds - 1.3%
Dreyfus Cash Management Institutional Shares, 0.30% (d)	1,519,214	1,519,214
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	651,940	651,940
TOTAL MONEY MARKET FUNDS
(Cost $2,171,154)		2,171,154
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $169,172,800)		168,569,754
NET OTHER ASSETS (LIABILITIES) - 0.1%		134,485
NET ASSETS - 100%		$168,704,239

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
33 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2016	2,739,825	$102,160

The face value of futures purchased as a percentage of Net Assets is 1.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $137,870.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$3,899
Total	$3,899

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$20,766,002	$9,759,953	$11,006,049	$--
Consumer Staples	22,345,751	7,613,052	14,732,699	--
Energy	6,394,968	1,406,434	4,988,534	--
Financials	37,288,006	19,249,474	18,038,532	--
Health Care	22,327,284	5,341,133	16,986,151	--
Industrials	20,211,393	10,872,852	9,338,541	--
Information Technology	8,442,520	857,687	7,584,833	--
Materials	10,110,933	2,365,612	7,745,321	--
Telecommunication Services	11,458,599	1,932,083	9,526,516	--
Utilities	6,553,616	1,351,121	5,202,495	--
Government Obligations	499,528	--	499,528	--
Money Market Funds	2,171,154	2,171,154	--	--
Total Investments in Securities:	$168,569,754	$62,920,555	$105,649,199	$--
Derivative Instruments:
Assets
Futures Contracts	$102,160	$102,160	$--	$--
Total Assets	$102,160	$102,160	$--	$--
Total Derivative Instruments:	$102,160	$102,160	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$9,296,486
Level 2 to Level 1	$5,636,731

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $170,533,367. Net unrealized depreciation aggregated $1,963,613, of which $10,357,999 related to appreciated investment securities and $12,321,612 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016